UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-CSR relates solely to the Registrant’s Prudential Real Assets Fund and Prudential Global Absolute Return Bond Fund (the “Funds”)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

PRUDENTIAL REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term real return

This report presents the consolidated results of the Prudential Real Assets Fund and the Prudential Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. PGIM Fixed Income is a unit of PGIM, a registered investment adviser. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide. CoreCommodity Management LLC is a subadviser to the Fund and not a Prudential Financial company.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Assets Fund

June 15, 2017

Prudential Real Assets Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	0.85	–4.72	–0.74	0.08 (12/30/10)
Class B	0.48	–4.87	–0.54	0.23 (12/30/10)
Class C	0.38	–1.01	–0.36	0.22 (12/30/10)
Class Q	1.02	1.16	N/A	–1.89 (1/23/15)
Class Z	0.87	1.08	0.64	1.23 (12/30/10)
Customized Blend Index	1.16	1.51	–0.48	—
Bloomberg Barclays US TIPS Index	–0.19	1.73	0.69	—
Lipper Flexible Portfolio Funds Average**	6.63	9.58	5.30	—
Lipper Customized Average**	3.16	4.85	–0.30	—

*Not annualized

**The Fund’s performance is compared to a customized Lipper Universe comprised of real asset funds, although Lipper classifies the Fund in its Flexible Portfolio Funds universe. The Fund is compared to the Customized Lipper Universe because the Fund’s investment manager believes that these funds provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International World Real Estate Net Dividend Index (33.3%), and Bloomberg Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total returns for the Customized Blend measured from the month-end closest to the inception date through 4/30/17 are 0.14% for Class A, B, C, and Z shares and –1.41% for Class Q shares.

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US

Prudential Real Assets Fund	5

Your Fund’s Performance (continued)

Treasury. The average annual total returns for the TIPS Index measured from the month-end closest to the inception date through 4/30/17 are 3.05% for Class A, B, C, and Z shares and 0.84% for Class Q shares.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds universe for the periods noted. Funds in the Lipper Average allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 are 5.11% for Class A, B, C, and Z shares and 3.18% for Class Q shares.

Lipper Customized Average—See explanation on page 4. The average annual total returns for the Lipper Customized Average measured from the month-end closest to the inception date through 4/30/17 are 0.22% for Class A, B, C, and Z shares and –0.35% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Prudential Global Real Estate Fund (Class Q), Real Estate	15.7
Prudential Jennison MLP Fund (Class Z), Master Limited Partnership (MLPs)	11.9
Prudential Jennison Global Infrastructure Fund (Class Q), Utilities/Infrastructure	9.2
Prudential Jennison Natural Resources Fund, Inc. (Class Q), Natural Resources	7.8
Prudential Short Duration High Yield Income Fund (Class Q), High Yield	6.1

Holdings reflect only long-term investments and are subject to change.

Allocation expressed as a percentage of net assets as of 4/30/17 (%)
US Treasury Obligations	28.2
Real Estate	15.7
Master Limited Partnership (MLPs)	11.9
Utilities/Infrastructure	9.2
Natural Resources	7.8

Allocation reflects only long-term investments and is subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Real Assets Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,008.50	1.18%	$5.88
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
Class B	Actual	$1,000.00	$1,004.80	1.93%	$9.59
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64
Class C	Actual	$1,000.00	$1,003.80	1.93%	$9.59
	Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64
Class Q	Actual	$1,000.00	$1,010.20	0.85%	$4.24
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class Z	Actual	$1,000.00	$1,008.70	0.93%	$4.63
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2017

Description			Shares	Value
LONG-TERM INVESTMENTS 82.4%

AFFILIATED MUTUAL FUNDS 54.2%
Prudential Floating Rate Income Fund (Class Q)			640,434	$6,372,318
Prudential Global Real Estate Fund (Class Q)			1,214,817	28,414,568
Prudential Jennison Global Infrastructure Fund (Class Q)			1,333,002	16,529,220
Prudential Jennison MLP Fund (Class Z)			2,600,417	21,531,453
Prudential Jennison Natural Resources Fund, Inc. (Class Q)			384,467	13,983,062
Prudential Short Duration High Yield Income Fund (Class Q)			1,206,671	10,956,569

TOTAL AFFILIATED MUTUAL FUNDS (cost $94,739,579)(w)				97,787,190

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 28.2%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/18	175	184,750
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/19	3,005	3,151,986
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	1,545	1,625,563
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	2,670	2,769,600
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	3,655	3,966,891
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	4,365	4,615,505
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	1,105	1,130,930
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	215	217,315
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	2,830	3,035,937
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	2,955	3,102,662
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	235	245,821
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	875	869,408
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	310	326,371
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	3,275	3,831,462
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	1,815	2,143,082
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	3,315	3,853,254
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625	01/15/18	590	695,395
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	90	119,028
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	2,045	2,852,732
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	315	450,750
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	385	546,799
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	3,485	5,201,320
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	670	958,057
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	640	892,969

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	1,225	$2,463,877
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	840	1,729,944

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,501,749)				50,981,408

TOTAL LONG-TERM INVESTMENTS (cost $145,241,328)				148,768,598

SHORT-TERM INVESTMENTS 15.7%

U.S. TREASURY OBLIGATIONS(c)(n) 13.4%
U.S. Treasury Bills	0.008	06/15/17	6,300	6,294,853
U.S. Treasury Bills	0.008	07/06/17	700	699,050
U.S. Treasury Bills	0.008	07/13/17	5,000	4,992,470
U.S. Treasury Bills(k)	0.105	05/17/17	11,700	11,696,244
U.S. Treasury Bills(k)	0.753	06/15/17	500	499,592

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,171,563)				24,182,209

			Shares
UNAFFILIATED FUND 1.9%
Dreyfus Treasury Securities Cash Management (cost $3,525,988)			3,525,988	3,525,988

AFFILIATED MUTUAL FUND 0.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $747,008)(w)			747,008	747,008

TOTAL SHORT-TERM INVESTMENTS (cost $28,444,559)				28,455,205

TOTAL INVESTMENTS 98.1% (cost $173,685,887)				177,223,803
Other assets in excess of liabilities(z) 1.9%				3,350,036

NET ASSETS 100.0%				$180,573,839

See Notes to Consolidated Financial Statements.

10

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MLP—Master Limited Partnership

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-low-sulfur diesel

WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at April 30, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
35	Brent Crude	Jul. 2017	$1,837,030	$1,821,750	$(15,280)
12	Brent Crude	Sep. 2017	657,380	631,200	(26,180)
5	Brent Crude	Mar. 2018	283,060	265,300	(17,760)
11	Coffee “C”	Jul. 2017	584,981	550,275	(34,706)
1	Coffee “C”	Mar. 2018	56,963	53,531	(3,432)
22	Copper	Jul. 2017	1,440,825	1,434,125	(6,700)
6	Copper	Dec. 2017	396,288	394,950	(1,338)
4	Copper	Mar. 2018	265,088	264,450	(638)
121	Corn	Jul. 2017	2,262,200	2,217,325	(44,875)
5	Cotton No. 2	Jul. 2017	190,795	197,175	6,380
1	Cotton No. 2	Dec. 2017	37,725	37,310	(415)
17	Gasoline RBOB	Jul. 2017	1,245,644	1,108,628	(137,016)
2	Gasoline RBOB	Dec. 2017	124,156	117,583	(6,573)
42	Gold 100 OZ	Jun. 2017	5,220,290	5,326,860	106,570
6	Gold 100 OZ	Dec. 2017	719,780	766,980	47,200
17	Hard Red Winter Wheat	Jul. 2017	372,450	371,663	(787)
11	Lean Hogs	Jun. 2017	340,225	325,600	(14,625)
3	Lean Hogs	Dec. 2017	76,400	74,040	(2,360)
12	Live Cattle	Jun. 2017	512,820	595,320	82,500
2	Live Cattle	Dec. 2017	84,720	95,400	10,680
1	Live Cattle	Feb. 2018	45,400	47,770	2,370
17	LME Nickel	May 2017	1,070,322	959,412	(110,910)
5	LME Nickel	Jun. 2017	335,314	282,825	(52,489)

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Commodity Futures contracts outstanding at April 30, 2017(1) (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions (cont’d):
12	LME Nickel	Jul. 2017	$713,556	$680,184	$(33,372)
4	LME Nickel	Dec. 2017	242,406	229,116	(13,290)
2	LME Nickel	Feb. 2018	127,122	114,996	(12,126)
17	LME PRI Aluminum	May 2017	788,872	809,200	20,328
16	LME PRI Aluminum	Jun. 2017	700,405	762,900	62,495
15	LME PRI Aluminum	Jul. 2017	722,062	716,719	(5,343)
5	LME PRI Aluminum	Aug. 2017	229,337	239,344	10,007
15	LME PRI Aluminum	Dec. 2017	720,870	722,156	1,286
10	LME Zinc	May 2017	714,219	653,625	(60,594)
5	LME Zinc	Jun. 2017	324,636	327,531	2,895
6	LME Zinc	Jul. 2017	392,717	393,525	808
6	LME Zinc	Dec. 2017	425,315	394,950	(30,365)
1	LME Zinc	Mar. 2018	67,261	65,725	(1,536)
37	Natural Gas	Jul. 2017	1,233,153	1,240,610	7,457
22	Natural Gas	Dec. 2017	766,267	783,200	16,933
19	NY Harbor ULSD	Jul. 2017	1,326,142	1,209,209	(116,933)
7	Silver	Jul. 2017	640,505	604,170	(36,335)
6	Silver	Dec. 2017	528,855	523,290	(5,565)
32	Soybean	Jul. 2017	1,530,750	1,530,000	(750)
26	Soybean Meal	Jul. 2017	819,980	821,080	1,100
27	Soybean Oil	Jul. 2017	526,832	513,702	(13,130)
5	Soybean Oil	Dec. 2017	103,470	96,540	(6,930)
35	Sugar #11 (World)	Jul. 2017	661,842	632,296	(29,546)
5	Sugar #11 (World)	Oct. 2017	113,089	91,392	(21,697)
48	Wheat	Jul. 2017	1,058,625	1,037,400	(21,225)
22	WTI Crude	Jul. 2017	1,168,883	1,091,640	(77,243)
12	WTI Crude	Oct. 2017	636,790	603,480	(33,310)
4	WTI Crude	Mar. 2018	217,170	203,000	(14,170)

					(630,535)

	Short Positions:
17	LME Nickel	May 2017	1,036,587	959,412	77,175
5	LME Nickel	Jun. 2017	304,401	282,825	21,576
2	LME Nickel	Jul. 2017	116,856	113,364	3,492
1	LME Nickel	Feb. 2018	66,795	57,498	9,297
17	LME PRI Aluminum	May 2017	812,915	809,200	3,715
16	LME PRI Aluminum	Jun. 2017	757,097	762,900	(5,803)
5	LME PRI Aluminum	Aug. 2017	238,365	239,344	(979)
10	LME Zinc	May 2017	670,398	653,625	16,773

See Notes to Consolidated Financial Statements.

12

Commodity Futures contracts outstanding at April 30, 2017(1) (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Short Positions (cont’d):
5	LME Zinc	Jun. 2017	$351,165	$327,531	$23,634
2	LME Zinc	Dec. 2017	133,176	131,650	1,526

					150,406

					$(480,129)

U.S. Treasury Obligations with a combined market value of $3,948,732 and $499,592 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$98,534,198	$—	$—
U.S. Treasury Obligations	—	75,163,617	—
Unaffiliated Fund	3,525,988	—	—
Other Financial Instruments*
Commodity Futures Contracts	(480,129)	—	—

Total	$101,580,057	$75,163,617	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2017

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows:

U.S. Treasury Obligations	41.6%
Global Real Estate	15.7
Master Limited Partnership (MLPs)	11.9
Utilities/Infrastructure	9.2
Natural Resources	7.8
High Yield Bond	6.1
Floating Rate Income	3.5%
Unaffiliated Fund	1.9
Core Ultra Short Bond	0.4

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$536,197	*	Due from/to broker— variation margin futures	$1,016,326	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

14

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,511,484)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$603,970

For the six months ended April 30, 2017, the Fund’s average value at trade date for futures contracts-long positions was $37,464,111 and for futures contracts-short positions was $3,075,469.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	15

Consolidated Statement of Assets & Liabilities

as of April 30, 2017

Assets
Investments at value:
Affiliated investments (cost $95,486,587)	$98,534,198
Unaffiliated investments (cost $78,199,300)	78,689,605
Cash	3,068,535
Receivable for investments sold	2,175,777
Receivable for Fund shares sold	274,175
Due from broker-variation margin futures	115,428
Interest receivable	111,082
Prepaid expenses	411

Total assets	182,969,211

Liabilities
Payable for investments purchased	2,207,751
Accrued expenses and other liabilities	100,933
Payable for Fund shares reacquired	43,835
Management fee payable	24,829
Affiliated transfer agent fee payable	12,286
Distribution fee payable	4,649
Dividends payable	764
Deposit due to broker for futures	325

Total liabilities	2,395,372

Net Assets	$180,573,839

Net assets were comprised of:
Shares of beneficial interest, at par	$19,295
Paid-in capital in excess of par	192,223,465

192,242,760
Distributions in excess of net investment income	(117,184)
Accumulated net realized loss on investment transactions	(14,610,131)
Net unrealized appreciation on investments and foreign currencies	3,058,394

Net assets, April 30, 2017	$180,573,839

See Notes to Consolidated Financial Statements.

16

Class A
Net asset value and redemption price per share, ($8,251,022 ÷ 882,761 shares of beneficial interest issued and outstanding)	$9.35
Maximum sales charge (5.50% of offering price)	.54

Maximum offering price to public	$9.89

Class B
Net asset value, offering price and redemption price per share, ($586,144 ÷ 62,966 shares of beneficial interest issued and outstanding)	$9.31

Class C
Net asset value, offering price and redemption price per share, ($3,065,217 ÷ 329,489 shares of beneficial interest issued and outstanding)	$9.30

Class Q
Net asset value, offering price and redemption price per share, ($71,096,231 ÷ 7,598,146 shares of beneficial interest issued and outstanding)	$9.36

Class Z
Net asset value, offering price and redemption price per share, ($97,575,225 ÷ 10,421,607 shares of beneficial interest issued and outstanding)	$9.36

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	17

Consolidated Statement of Operations

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Affiliated dividend income	$1,362,721
Interest income (net of inflationary and deflationary adjustments)	749,775

Total income	2,112,496

Expenses
Management fee	629,263
Distribution fee—Class A	12,063
Distribution fee—Class B	3,315
Distribution fee—Class C	14,972
Custodian and accounting fees	47,000
Transfer agent’s fees and expenses (including affiliated expense of $34,200)	46,000
Registration fees	40,000
Audit fee	24,000
Shareholders’ reports	21,000
Legal fees and expenses	13,000
Trustees’ fees	6,000
Miscellaneous	9,105

Total expenses	865,718
Less: Management fee waiver and/or expense reimbursement	(493,897)
Distribution fee waiver—Class A	(2,011)

Net expenses	369,810

Net investment income (loss)	1,742,686

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated $(936,093))	(1,025,734)
Net capital gain distribution received	218,256
Futures transactions	(1,511,484)

(2,318,962)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $2,813,416)	1,733,124
Futures	603,970
Foreign currencies	442

2,337,536

Net gain (loss) on investment and foreign currency transactions	18,574

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,761,260

See Notes to Consolidated Financial Statements.

18

Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,742,686	$1,642,543
Net realized gain (loss) on investment and foreign currency transactions	(2,318,962)	1,552,574
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,337,536	(117,348)

Net increase (decrease) in net assets resulting from operations	1,761,260	3,077,769

Dividends and Distributions
Dividends from net investment income
Class A	(74,924)	(83,539)
Class B	(3,510)	(4,039)
Class C	(16,807)	(12,859)
Class Q	(743,498)	(729,366)
Class Z	(1,020,070)	(990,000)

	(1,858,809)	(1,819,803)

Distributions from net realized gains
Class A	(3,166)	(26,023)
Class B	(268)	(2,365)
Class C	(1,203)	(9,149)
Class Q	(25,893)	(187,033)
Class Z	(38,369)	(267,095)

	(68,899)	(491,665)

Fund share transactions (net of share conversions)
Net proceeds from shares sold	17,553,738	28,940,001
Net asset value of shares issued in reinvestment of dividends and distributions	1,925,894	2,309,072
Cost of shares reacquired	(11,301,244)	(16,566,179)

Net increase (decrease) in net assets from Fund share transactions	8,178,388	14,682,894

Total increase (decrease)	8,011,940	15,449,195

Net Assets:
Beginning of period	172,561,899	157,112,704

End of period	$180,573,839	$172,561,899

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	19

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At April 30, 2017, the Trust consisted of six investment portfolios: Prudential Jennison Focused Growth Fund (formerly, Prudential Jennison Select Growth Fund), Prudential QMA Strategic Value Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust.

The Fund’s investment objective is to seek long-term real return.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks

20

associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of April 30, 2017, the Subsidiary had net assets of $30,885,720, representing 17.1% of the Fund’s net assets.

Note 1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary hold securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Consolidated Schedule of Investments.

Derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. To the extent these securities are valued at the last sale price, they are classified as Level 1 in the fair value hierarchy.

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited) (continued)

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

22

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund invests in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for consolidated financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in futures contracts in order to gain exposure to commodity markets, or hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures

24

contracts, interest rates and the underlying hedged assets. Futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PGIM Investments has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), PGIM, Inc. (on behalf of its PGIM

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

Fixed Income unit) and CoreCommodity Management, LLC (“Core”), each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PGIM Investments pays the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund (including the Subsidiary). The effective management fee rate, net of waivers and/or expense reimbursement was .15% of the Fund’s average daily net assets for the six months ended April 30, 2017.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .85% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Subsidiary substantially similar to the services provided by PGIM Investments to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PGIM Investments also had entered into two separate Subadvisory Agreements with QMA and Core relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

26

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. Through February 28, 2018, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $6,250 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it received $2,653 and $109 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Fund also invests in other affiliated mutual funds. Earnings from the Core Fund and other mutual funds are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017 were $80,497,690 and $60,704,446, respectively. The aggregate cost of purchases and proceeds from sale of United States government securities represent $16,387,656 and $25,115,928, respectively.

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

A summary of cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended April 30, 2017 is presented as follows:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales		Distributions Received	Value, end of period
Prudential Floating Rate Income (Class Q)	$—	$404,220	$8,803,492	$2,850,600		$131,318	$6,372,318
Prudential Floating Rate Income (Class Z)	885,106	7,875,947	(8,803,492)	—		25,476	—
Prudential Global Real Estate Fund (Class Q)	27,912,582	16,033,589	—	15,386,800		541,589	28,414,568
Prudential Jennison Global Infrastructure Fund (Class Q)	—	2,506,388	16,420,354	3,760,300		52,988	16,529,220
Prudential Jennison Global Infrastructure Fund (Class Z)	17,795,427	2,403,043	(16,420,354)	3,393,000		103,043	—
Prudential Jennison MLP Fund, Inc. (Class Z)	14,283,583	7,979,986	—	1,564,549	*	275,138	21,531,453
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	12,842,632	9,632,878	—	8,586,800		201,378	13,983,062
Prudential Short Duration High Yield Income Fund (Class Q)	2,630,142	8,437,793	—	171,400		233,763	10,956,569

	$76,349,472	$55,273,844	$—	$35,713,449		$1,564,693	$97,787,190

*	Amount includes return of capital contribution.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$176,324,558

Appreciation	2,654,172
Depreciation	(1,754,927)

Net Unrealized Appreciation	$899,245

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2017, Prudential, through its affiliates, owned 4,211,652 Class Z shares of the Fund. At reporting period end, five shareholders of record held 77% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	104,428	$979,996
Shares issued in reinvestment of dividends and distributions	8,288	77,450
Shares reacquired	(88,810)	(831,251)

Net increase (decrease) in shares outstanding before conversion	23,906	226,195
Shares issued upon conversion from other share class(es)	4,314	40,642
Shares reacquired upon conversion into other share class(es)	(27,716)	(261,754)

Net increase (decrease) in shares outstanding	504	$5,083

Year ended October 31, 2016:
Shares sold	204,278	$1,864,323
Shares issued in reinvestment of dividends and distributions	11,607	108,308
Shares reacquired	(333,141)	(3,089,117)

Net increase (decrease) in shares outstanding before conversion	(117,256)	(1,116,486)
Shares issued upon conversion from other share class(es)	1,621	15,290
Shares reacquired upon conversion into other share class(es)	(57,566)	(552,230)

Net increase (decrease) in shares outstanding	(173,201)	$(1,653,426)

Prudential Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended April 30, 2017:
Shares issued in reinvestment of dividends and distributions	400	$3,718
Shares reacquired	(21,025)	(196,440)

Net increase (decrease) in shares outstanding before conversion	(20,625)	(192,722)
Shares reacquired upon conversion into other share class(es)	(329)	(3,049)

Net increase (decrease) in shares outstanding	(20,954)	$(195,771)

Year ended October 31, 2016:
Shares sold	959	$8,541
Shares issued in reinvestment of dividends and distributions	677	6,264
Shares reacquired	(42,546)	(388,614)

Net increase (decrease) in shares outstanding before conversion	(40,910)	(373,809)
Shares reacquired upon conversion into other share class(es)	(912)	(8,557)

Net increase (decrease) in shares outstanding	(41,822)	$(382,366)

Class C
Six months ended April 30, 2017:
Shares sold	46,548	$434,499
Shares issued in reinvestment of dividends and distributions	1,902	17,682
Shares reacquired	(48,152)	(447,751)

Net increase (decrease) in shares outstanding before conversion	298	4,430
Shares reacquired upon conversion into other share class(es)	(481)	(4,498)

Net increase (decrease) in shares outstanding	(183)	$(68)

Year ended October 31, 2016:
Shares sold	33,913	$310,505
Shares issued in reinvestment of dividends and distributions	2,324	21,562
Shares reacquired	(111,720)	(1,011,953)

Net increase (decrease) in shares outstanding before conversion	(75,483)	(679,886)
Shares reacquired upon conversion into other share class(es)	(3,670)	(34,375)

Net increase (decrease) in shares outstanding	(79,153)	$(714,261)

Class Q
Six months ended April 30, 2017:
Shares sold	524,657	$4,893,271
Shares issued in reinvestment of dividends and distributions	82,241	769,391
Shares reacquired	(32,770)	(309,027)

Net increase (decrease) in shares outstanding	574,128	$5,353,635

Year ended October 31, 2016:
Shares sold	1,217,753	$11,000,698
Shares issued in reinvestment of dividends and distributions	98,056	916,399
Shares reacquired+	(1,541)	(14,052)

Net increase (decrease) in shares outstanding	1,314,268	$11,903,045

30

Class Z	Shares	Amount
Six months ended April 30, 2017:
Shares sold	1,202,494	$11,245,972
Shares issued in reinvestment of dividends and distributions	112,990	1,057,653
Shares reacquired*	(1,007,431)	(9,516,775)

Net increase (decrease) in shares outstanding before conversion	308,053	2,786,850
Shares issued upon conversion from other share class(es)	27,677	261,754
Shares reacquired upon conversion into other share class(es)	(3,503)	(33,095)

Net increase (decrease) in shares outstanding	332,227	$3,015,509

Year ended October 31, 2016:
Shares sold	1,710,369	$15,755,934
Shares issued in reinvestment of dividends and distributions	134,386	1,256,539
Shares reacquired	(1,292,499)	(12,062,443)

Net increase (decrease) in shares outstanding before conversion	552,256	4,950,030
Shares issued upon conversion from other share class(es)	60,894	584,717
Shares reacquired upon conversion into other share class(es)	(513)	(4,845)

Net increase (decrease) in shares outstanding	612,637	$5,529,902

+	Includes affiliated redemption of 997 shares with a value of $9,052 for Class Q shares.
*	Includes affiliated redemption of 403,720 shares with a value of $3,843,418 for Class Z shares.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncement and Reporting Update

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments

Prudential Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the consolidated financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

32

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,	Eight Months Ended October 31,		Year Ended February 28,			Year Ended February 29,
	2017		2016	2015(g)		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.36		$9.36	$10.15		$10.64	$10.51	$10.29	$10.18
Income (loss) from investment operations:
Net investment income (loss)	.08		.07	.05		.11	.10	.05	.01
Net realized and unrealized gain (loss) on investments	-	(d)	.04	(.75)		.12	.11	.26	.24
Total from investment operations	.08		.11	(.70)		.23	.21	.31	.25
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.08)	(.06)		(.13)	(.08)	(.09)	(.14)
Tax return of capital distributions	-		-	-	(d)	-	-	-	-
Distributions from net realized gains	-	(d)	(.03)	(.03)		(.59)	-	-	-
Total dividends and distributions	(.09)		(.11)	(.09)		(.72)	(.08)	(.09)	(.14)
Net Asset Value, end of period	$9.35		$9.36	$9.36		$10.15	$10.64	$10.51	$10.29
Total Return(a):	.85%		1.17%	(6.89)%		2.15%	2.01%	2.99%	2.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,251		$8,260	$9,875		$11,396	$12,094	$15,148	$12,796
Average net assets (000)	$8,109		$9,456	$11,060		$12,020	$13,203	$13,700	$9,183
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.67%	(e)	.65%	.49%	(e)	.47%	.81%	1.28%	1.46%
Expenses before waivers and/or expense reimbursement	1.28%	(e)	1.29%	1.33%	(e)	1.37%	1.43%	1.46%	1.84%
Net investment income (loss)	1.73%	(e)	.80%	.82%	(e)	1.00%	.93%	.45%	.09%
Portfolio turnover rate	61%	(f)	99%	48%	(f)	67%	114%	45%	52%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	33

Consolidated Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,	Eight Months Ended October 31,		Year Ended February 28,				Year Ended February 29,
	2017		2016	2015(g)		2015	2014		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.32		$9.34	$10.14		$10.62	$10.49		$10.29	$10.17
Income (loss) from investment operations:
Net investment income (loss)	.04		- (d)	-	(d)	.02	.02		(.03)	(.08)
Net realized and unrealized gain (loss) on investments	-	(d)	.04	(.76)		.15	.11		.25	.26
Total from investment operations	.04		.04	(.76)		.17	.13		.22	.18
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.03)	(.01)		(.06)	-	(d)	(.02)	(.06)
Tax return of capital distributions	-		-	-	(d)	-	-		-	-
Distributions from net realized gains	-	(d)	(.03)	(.03)		(.59)	-		-	-
Total dividends and distributions	(.05)		(.06)	(.04)		(.65)	-	(d)	(.02)	(.06)
Net Asset Value, end of period	$9.31		$9.32	$9.34		$10.14	$10.62		$10.49	$10.29
Total Return(a):	.48%		.44%	(7.45)%		1.48%	1.25%		2.16%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$586		$783	$1,175		$1,440	$1,517		$1,490	$1,035
Average net assets (000)	$668		$945	$1,296		$1,548	$1,421		$1,376	$633
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(e)	1.40%	1.24%	(e)	1.22%	1.56%		2.03%	2.21%
Expenses before waivers and/or expense reimbursement	1.98%	(e)	1.99%	2.03%	(e)	2.07%	2.13%		2.16%	2.51%
Net investment income (loss)	.96%	(e)	.04%	.05%	(e)	.23%	.22%		(.30)%	(.82)%
Portfolio turnover rate	61%	(f)	99%	48%	(f)	67%	114%		45%	52%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

34

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,	Eight Months Ended October 31,		Year Ended February 28,				Year Ended February 29,
	2017		2016	2015(g)		2015	2014		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.32		$9.34	$10.13		$10.62	$10.48		$10.28	$10.16
Income (loss) from investment operations:
Net investment income (loss)	.04		- (d)	-	(d)	.01	.02		(.03)	(.07)
Net realized and unrealized gain (loss) on investments	(.01)		.04	(.75)		.15	.12		.25	.25
Total from investment operations	.03		.04	(.75)		.16	.14		.22	.18
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.03)	(.01)		(.06)	-	(d)	(.02)	(.06)
Tax return of capital distributions	-		-	-	(d)	-	-		-	-
Distributions from net realized gains	-	(d)	(.03)	(.03)		(.59)	-		-	-
Total dividends and distributions	(.05)		(.06)	(.04)		(.65)	-	(d)	(.02)	(.06)
Net Asset Value, end of period	$9.30		$9.32	$9.34		$10.13	$10.62		$10.48	$10.28
Total Return(a):	.38%		.44%	(7.36)%		1.38%	1.35%		2.17%	1.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,065		$3,072	$3,817		$4,663	$3,726		$4,451	$3,856
Average net assets (000)	$3,019		$3,291	$4,291		$4,320	$4,116		$4,110	$2,558
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(e)	1.40%	1.24%	(e)	1.22%	1.56%		2.03%	2.21%
Expenses before waivers and/or expense reimbursement	1.98%	(e)	1.99%	2.03%	(e)	2.07%	2.13%		2.16%	2.53%
Net investment income (loss)	.97%	(e)	.02%	.07%	(e)	.14%	.17%		(.27)%	(.74)%
Portfolio turnover rate	61%	(f)	99%	48%	(f)	67%	114%		45%	52%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	35

Consolidated Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	Eight Months Ended October 31, 2015(g)	January 23, 2015(d) through February 28, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.37		$9.36	$10.16	$10.15
Income (loss) from investment operations:
Net investment income (loss)	.10		.10	.08	(.04)
Net realized and unrealized gain (loss) on investments	(.01)		.05	(.77)	.05
Total from investment operations	.09		.15	(.69)	.01
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.11)	(.07)	-
Tax return of capital distributions	-		-	(.01)	-
Distributions from net realized gains	-	(h)	(.03)	(.03)	-
Total dividends and distributions	(.10)		(.14)	(.11)	-
Net Asset Value, end of period	$9.36		$9.37	$9.36	$10.16
Total Return(a):	1.02%		1.58%	(6.78)%	.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,096		$65,833	$53,463	$10
Average net assets (000)	$67,671		$60,978	$29,985	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.34%	(e)	.32%	.15% (e)	.15%	(e)
Expenses before waivers and/or expense reimbursement	.90%	(e)	.91%	.94% (e)	1.06%	(e)
Net investment income (loss)	2.08%	(e)	1.08%	1.33% (e)	(3.50)%	(e)
Portfolio turnover rate	61%	(f)	99%	48% (f)	67%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(h)	Less than $.005.

See Notes to Consolidated Financial Statements.

36

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,	Eight Months Ended October 31,	Year Ended February 28,			Year Ended February 29,
	2017		2016	2015(d)	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.38		$9.37	$10.17	$10.65	$10.52	$10.30	$10.18
Income (loss) from investment operations:
Net investment income (loss)	.09		.09	.07	.11	.11	.07	.06
Net realized and unrealized gain (loss) on investments	(.01)		.05	(.76)	.16	.12	.26	.22
Total from investment operations	.08		.14	(.69)	.27	.23	.33	.28
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.10)	(.06)	(.16)	(.10)	(.11)	(.16)
Tax return of capital distributions	-		-	(.02)	-	-	-	-
Distributions from net realized gains	-	(g)	(.03)	(.03)	(.59)	-	-	-
Total dividends and distributions	(.10)		(.13)	(.11)	(.75)	(.10)	(.11)	(.16)
Net asset value, end of period	$9.36		$9.38	$9.37	$10.17	$10.65	$10.52	$10.30
Total Return(a):	.87%		1.50%	(6.83)%	2.51%	2.27%	3.22%	2.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,575		$94,614	$88,784	$99,800	$68,174	$58,273	$49,371
Average net assets (000)	$97,740		$91,393	$94,841	$83,675	$60,758	$50,717	$44,750
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.42%	(e)	.40%	.24% (e)	.22%	.56%	1.03%	1.21%
Expenses before waivers and/or expense reimbursement	.98%	(e)	.99%	1.03% (e)	1.07%	1.13%	1.16%	1.58%
Net investment income (loss)	1.98%	(e)	.99%	1.06% (e)	1.07%	1.08%	.72%	.56%
Portfolio turnover rate	61%	(f)	99%	48% (f)	67%	114%	45%	52%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	For the eight month period ended October 31, 2015. The fund changed its fiscal year end from February 28 to October 31, effective October 31, 2015.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	CoreCommodity Management LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDQX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K744	74440K777

MF207E2

PRUDENTIAL GLOBAL ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Absolute Return Bond Fund

June 15, 2017

Prudential Global Absolute Return Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	5.27	5.21	2.94 (11/3/15)
Class C	4.79	8.25	5.33 (11/3/15)
Class Q	5.40	10.44	6.43 (11/3/15)
Class Z	5.40	10.56	6.50 (11/3/15)
BofA ML USD LIBOR 3-Month CM Index	0.45	0.77	0.66
Lipper Alternative Credit Focus Funds Average	2.39	5.73	4.04

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

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Benchmark Definitions

BofA ML USD LIBOR 3-Month CM Index—The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds universe for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling, trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.25	2.54	1.14
Class C	0.22	1.92	0.38
Class Q	0.27	2.89	1.59
Class Z	0.27	2.89	1.42

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential Global Absolute Return Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	3.8
AA	0.3
A	13.7
BBB	30.1
BB	17.2
B	15.3
CCC	4.6
Not Rated	2.8
Cash/Cash Equivalents	12.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Global Absolute Return Bond Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Absolute Return Bond Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,052.70	1.20%	$6.11
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class C	Actual	$1,000.00	$1,047.90	1.95%	$9.90
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class Q	Actual	$1,000.00	$1,054.00	0.95%	$4.84
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
Class Z	Actual	$1,000.00	$1,054.00	0.95%	$4.84
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 85.8%

ASSET-BACKED SECURITIES 4.7%

Non-Residential Mortgage-Backed Securities 3.5%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		243	$242,529
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330		09/18/24		500	501,340
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850		11/08/21		250	247,946

						991,815

Residential Mortgage-Backed Securities 1.2%
CIM Commercial Trust, Series 2017-3, Class A3, 144A^	2.983	(c)	01/25/57		108	108,335
Credit Suisse Mortgage Trust, Series 16-RPL1, Class A1, 144A	3.934	(c)	12/26/46		214	213,301

						321,636

TOTAL ASSET-BACKED SECURITIES (cost $1,309,126)						1,313,451

COMMERCIAL MORTGAGE-BACKED SECURITY 0.8%
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $224,301; purchased 12/09/16)(f)(g) (cost $224,763)	3.935	(c)	12/10/36		250	233,937

CORPORATE BONDS 39.2%

Auto Manufacturers 0.4%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200		01/15/24	EUR	100	108,810

Auto Parts & Equipment 0.8%
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes, RegS	5.125		06/30/22	EUR	100	116,691
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875		04/01/24	EUR	100	116,169

						232,860

Banks 11.7%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750		07/28/25		250	261,086
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	(c)	09/29/49		250	268,152
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337		01/10/28		250	254,842
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750		03/26/25		250	249,775
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	(c)	12/29/49		250	258,125
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800		09/25/23		250	279,815

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	%(c)	12/29/49		250	$264,688
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Govt Gtd. Notes, RegS	6.250		10/21/20		250	275,047
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.000		12/02/22	EUR	100	109,775
Series J, Jr. Sub. Notes	5.550	(c)	12/29/49		250	261,719
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250		09/21/22		250	261,682
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125		09/24/25		250	256,634
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	(c)	12/29/49		250	265,625

						3,266,965

Building Materials 0.6%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250		04/01/21	EUR	100	112,089
US Concrete, Inc., Gtd. Notes	6.375		06/01/24		50	52,250

						164,339

Chemicals 1.2%
Eastman Chemical Co., Sr. Unsec’d. Notes	1.875		11/23/26	EUR	100	112,512
Hexion, Inc., Sec’d. Notes, 144A	13.750		02/01/22		100	98,250
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250		06/15/21	EUR	100	111,634

						322,396

Commercial Services 1.6%
Laureate Education, Inc.,
Gtd. Notes, 144A	10.000		09/01/19		200	210,000
Sr. Unsec’d. Notes, 144A	8.250		05/01/25		200	205,500
United Rentals North America, Inc., Gtd. Notes	5.500		05/15/27		30	30,862

						446,362

Computers 0.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450		10/05/17		78	78,202
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375		04/01/23		25	27,375

						105,577

Distribution/Wholesale 0.4%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250		12/01/21	EUR	100	115,134

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric 3.1%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		25	$28,500
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		50	48,250
Contourglobal Power Holdings SA, Sr. Sec’d. Notes, 144A(g)	5.125	06/15/21	EUR	100	115,439
Dynegy, Inc., Gtd. Notes	7.375	11/01/22		150	143,625
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $184,385; purchased 11/12/15)(f)(g)	9.875	10/15/20		225	141,187
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20		250	281,750
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes, RegS	1.500	01/26/22	EUR	100	112,014

					870,765

Electrical Components & Equipment 0.4%
Belden, Inc., Gtd. Notes, EMTN, RegS	5.500	04/15/23	EUR	100	114,768

Entertainment 1.2%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	135,000
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.125	02/15/20	EUR	100	116,806
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		100	96,375

					348,181

Environmental Control 0.5%
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20		125	127,500

Foods 0.4%
Darling Global Finance BV, Gtd. Notes, RegS	4.750	05/30/22	EUR	100	114,880

Forest Products & Paper 0.4%
Sappi Papier Holding GmbH (South Africa), Gtd. Notes, RegS	3.375	04/01/22	EUR	100	112,416

Healthcare-Products 0.2%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, Sr. Unsec’d. Notes, 144A	6.625	05/15/22		75	69,000

Healthcare-Services 2.3%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875	02/01/22		200	165,500
HCA, Inc., Gtd. Notes	5.875	02/15/26		200	212,500
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20		125	129,062
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	02/01/20		125	126,250

					633,312

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Home Builders 0.8%
KB Home, Gtd. Notes	7.250%		06/15/18		75	$78,563
William Lyon Homes, Inc., Gtd. Notes	7.000		08/15/22		125	130,625

						209,188

Insurance 1.3%
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	(c)	07/24/39	EUR	100	125,438
Credit Agricole Assurances SA (France), Sub. Notes, RegS	4.250	(c)	01/29/49	EUR	100	113,030
Liberty Mutual Group, Inc., Gtd. Notes, RegS	2.750		05/04/26	EUR	100	117,323

						355,791

Internet 0.4%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625		05/15/27	EUR	100	110,390

Lodging 0.8%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250		11/15/22		100	108,375
MGM Resorts International, Gtd. Notes	8.625		02/01/19		100	110,500

						218,875

Machinery-Diversified 0.4%
Galapagos SA (Luxembourg), Sr. Sec’d. Notes, RegS(g)	5.375		06/15/21	EUR	100	109,479

Media 2.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625		09/15/17		91	93,502
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875		05/01/27		125	132,969
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125		12/15/21		75	76,688
SFR Group SA (France), Sr. Sec’d. Notes, RegS	5.625		05/15/24	EUR	100	117,508
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, RegS	7.000		04/15/23	GBP	100	138,846

						559,513

Miscellaneous Manufacturing 0.6%
Amsted Industries, Inc., Gtd. Notes, 144A(g)	5.000		03/15/22		175	179,375

Oil & Gas 1.2%
Petroleos Mexicanos (Mexico),
Gtd. Notes, RegS	3.125		11/27/20	EUR	100	114,638
Gtd. Notes, EMTN, RegS	3.750		04/16/26	EUR	100	108,762
Gtd. Notes, EMTN, RegS	5.125		03/15/23	EUR	100	121,053

						344,453

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Packaging & Containers 1.5%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	100	$121,719
Horizon Holdings I SAS (France), Gtd. Notes, RegS	7.250	08/01/23	EUR	100	116,356
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875	08/15/23		50	53,500
SIG Combibloc Holdings SCA (Luxembourg), Sr. Sec’d. Notes, RegS	7.750	02/15/23	EUR	100	116,788

					408,363

Real Estate Investment Trusts (REITs) 0.4%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	100	111,124

Retail 1.6%
Kirk Beauty One GmbH (Germany), Gtd. Notes, RegS	8.750	07/15/23	EUR	100	119,502
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	100	113,202
Ruby Tuesday, Inc., Gtd. Notes	7.625	05/15/20		100	96,500
THOM Europe SAS (France), Sr. Sec’d. Notes, RegS	7.375	07/15/19	EUR	100	112,198

					441,402

Software 1.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		150	152,532
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		125	134,025

					286,557

Telecommunications 0.4%
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000	07/15/20	EUR	100	110,510

Transportation 1.2%
Moby SpA (Italy), Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	100	112,634
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500	02/01/22	EUR	200	233,655

					346,289

TOTAL CORPORATE BONDS (cost $10,577,433)					10,944,574

FOREIGN GOVERNMENT BONDS 30.1%
Argentine Bonos del Tesoro (Argentina), Bonds	22.750	03/05/18	ARS	3,012	199,027
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, RegS	3.875	01/15/22	EUR	145	158,531

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	450	$513,469
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	2.950		09/03/24	EUR	450	539,253
Bundesobligation (Germany), Bonds, RegS	0.435	(n)	10/08/21	EUR	145	161,352
Bundesrepublik Deutschland (Germany), Bonds, RegS	2.000		01/04/22	EUR	90	109,424
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875		03/22/26	EUR	160	200,867
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, EMTN, RegS	3.875		05/06/22	EUR	950	1,104,836
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500		05/06/21		230	255,300
Hellenic Republic Government Bond (Greece),
Bonds, RegS	3.000	(c)	02/24/27	EUR	50	44,697
Sr. Unsec’d. Notes, RegS	3.000		02/24/23	EUR	55	51,619
Sr. Unsec’d. Notes, 144A, RegS(a)	3.375		07/17/17	EUR	400	432,731
Sr. Unsec’d. Notes, 144A, RegS	4.750		04/17/19	EUR	490	518,572
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(g)	3.800		08/08/17	JPY	10,000	87,893
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN, RegS	2.875		07/08/21	EUR	350	406,609
Sr. Unsec’d. Notes, EMTN, RegS	3.750		06/14/28	EUR	200	233,634
Sr. Unsec.d Notes, RegS	3.375		07/30/25	EUR	100	116,621
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes(hh)(k)	0.100		09/20/20	JPY	150,000	1,358,067
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750		04/22/23	EUR	115	135,091
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN, RegS	3.750		01/19/23	EUR	200	257,000
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A, RegS	5.650		02/15/24	EUR	260	332,987
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	9.950		06/09/21		150	173,280
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	2.875		10/28/24	EUR	680	797,205
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	4.500		04/04/22		200	214,016

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,967,644)						8,402,081

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.282	%(c)	10/25/27	1,000	$1,084,893
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2015-10, Class A2, 144A^	4.284	(c)	11/02/20	1,000	1,001,250
Series 2016-3, Class A, 144A	2.983	(c)	09/01/21	197	196,440

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,133,531)					2,282,583

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Bonds	2.000		11/15/26	190	185,384
U.S. Treasury Bonds	1.875		03/31/22	600	601,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $786,592)					786,907

TOTAL LONG-TERM INVESTMENTS (cost $22,999,089)					23,963,533

SHORT-TERM INVESTMENTS 19.3%

				Shares
AFFILIATED MUTUAL FUNDS 15.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				3,795,806	3,795,806
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $467,134; includes $466,752 of cash collateral for securities on loan)(b)(w)				467,041	467,134

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,262,940)					4,262,940

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 4.1%

Call Options 1.7%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00			5	5,156
CDX.NA.IG.28, expiring 06/21/17, Strike Price $55.00	Morgan Stanley		15,600	1,101
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	100	12,370
Currency Option Euro vs South African Rand, expiring 11/28/17, Strike Price 22.00	BNP Paribas	EUR	1,200	2,827
Currency Option Euro vs Turkish Lira expiring 02/26/18, Strike Price 6.00	BNP Paribas	EUR	1,500	4,003
expiring 06/27/18, Strike Price 6.00	BNP Paribas	EUR	1,250	11,404

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.30	Morgan Stanley	EUR	3,000	$3,565
Currency Option United States Dollar vs Brazilian Real expiring 09/27/17, Strike Price 4.75	Morgan Stanley		2,000	1,277
expiring 06/27/18, Strike Price 5.00	Hong Kong & Shanghai Bank		1,500	9,761
Currency Option United States Dollar vs Canadian Dollar, expiring 01/30/19, Strike Price 1.50	Citigroup Global Markets		2,000	27,257
Currency Option United States Dollar vs Chinese Renminbi expiring 06/28/17, Strike Price 8.75	Morgan Stanley		2,000	3
expiring 11/28/18, Strike Price 7.75	Morgan Stanley		2,000	19,396
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 18,000.00	BNP Paribas		1,500	1,460
Currency Option United States Dollar vs Mexican Peso expiring 09/27/17, Strike Price 25.00	JPMorgan Chase		3,000	4,355
expiring 09/27/17, Strike Price 26.00	JPMorgan Chase		2,000	1,942
expiring 03/27/19, Strike Price 21.50	JPMorgan Chase		2,000	129,236
expiring 05/26/17, Strike Price 35.00	Citigroup Global Markets		1,500	—
expiring 09/27/17, Strike Price 22.50	Citigroup Global Markets		1,500	7,155
expiring 07/27/17, Strike Price 30.00	Morgan Stanley		1,000	38
expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		300	19,326
Currency Option United States Dollar vs South African Rand, expiring 11/08/17, Strike Price 25.00	Credit Suisse First Boston Corp.		1,500	661
Currency Option United States Dollar vs South Korean Won expiring 05/29/17, Strike Price 1,500.00	Citigroup Global Markets		1,500	18
expiring 10/27/17, Strike Price 1,550.00	JPMorgan Chase		1,500	1,877
expiring 04/26/19, Strike Price 1,250.00	JPMorgan Chase		1,500	52,894
Currency Option United States Dollar vs Turkish Lira, expiring 09/04/17, Strike Price 6.50	Morgan Stanley		1,000	91
expiring 09/28/17, Strike Price 4.00	BNP Paribas		1,000	13,248
expiring 11/29/18, Strike Price 5.00	Credit Suisse First Boston Corp.		1,000	29,596
Interest Rate Swaptions,
Receive a fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	6,703
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	46,628

See Notes to Financial Statements.

16

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
iTraxx.XO.27.V1 expiring 06/21/17, Strike Price $237.50	BNP Paribas	EUR	4,400	$2,072
expiring 07/19/17, Strike Price $287.50	Morgan Stanley	EUR	4,400	54,402

				469,822

Put Options 2.4%
CDX.NA.IG.27expiring 06/21/17 Strike Price $75.00	JPMorgan Chase		15,600	4,463
Currency Option Australian Dollar vs Japanese Yen expiring 06/16/17, Strike Price 61.00	Morgan Stanley	AUD	12,000	106
expiring 12/27/17, Strike Price 67.00	BNP Paribas	AUD	12,000	42,574
expiring 10/05/17, Strike Price 60.00	BNP Paribas	AUD	9,500	5,032
expiring 04/25/18, Strike Price 81.00	BNP Paribas	AUD	9,500	299,043
expiring 06/16/17, Strike Price 70.00	Citigroup Global Markets	AUD	6,000	675
expiring 12/27/17, Strike Price 76.00	Morgan Stanley	AUD	6,000	67,323
Currency Option Euro vs United States Dollar expiring 02/26/20 Strike Price 1.00	BNP Paribas	EUR	3,000	42,724
Currency Option United States Dollar vs Brazilian Real expiring 11/16/17 Strike Price 3.70	Morgan Stanley		1,000	130,433
Currency Option United States Dollar vs Indonesian Rupiah expiring 11/28/17 Strike Price 13,200.00	Morgan Stanley		1,500	13,156
Interest Rate Swaptions,
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		410	16,434
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		410	2,532
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		410	17,526
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		410	2,926
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	15,362
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	2,473
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	1,661
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	267

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Put Options (cont’d.)
iTraxx.XO.27.V1 expiring 05/17/17 Strike Price 425.00	BNP Paribas	EUR	4,400	$110

				664,820

TOTAL OPTIONS PURCHASED (cost $1,612,136)				1,134,642

TOTAL SHORT-TERM INVESTMENTS (cost $5,875,076)				5,397,582

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.1% (cost $28,874,165)				29,361,115

OPTIONS WRITTEN* (4.3)%

Call Options (2.3)%
10 Year U.S. Treasury Notes Futures expiring 05/26/17 Strike Price $128.00			5	(391)
CDX.NA.IG.28 expiring 06/21/17 Strike Price $65.00	Morgan Stanley		15,600	(21,449)
Currency Option Euro vs Brazilian Real expiring 04/04/18 Strike Price 3.80	Citigroup Global Markets	EUR	100	(5,861)
Currency Option Euro vs South African Rand expiring 09/26/18 Strike Price 22.00	BNP Paribas	EUR	1,200	(22,106)
Currency Option Euro vs Turkish Lira expiring 04/26/19, Strike Price 6.00	BNP Paribas	EUR	1,500	(52,803)
expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.	EUR	1,250	(12,629)
Currency Option Euro vs United States Dollar expiring 02/26/20 Strike Price 1.30	Morgan Stanley	EUR	3,000	(59,110)
Currency Option United States Dollar vs Brazilian Real expiring 02/26/18, Strike Price 5.50	Hong Kong & Shanghai Bank		2,000	(3,265)
expiring 09/26/18, Strike Price 4.75	Morgan Stanley		2,000	(24,576)
expiring 04/26/19, Strike Price 5.00	Hong Kong & Shanghai Bank		2,000	(40,294)
expiring 06/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.		1,500	(9,761)
Currency Option United States Dollar vs Chinese Renminbi expiring 11/28/18 Strike Price 8.75	Morgan Stanley		4,000	(12,113)
Currency Option United States Dollar vs Indonesian Rupiah expiring 11/28/17, Strike Price 18,000.00	Morgan Stanley		1,500	(1,460)
expiring 02/26/18, Strike Price 16,000.00	BNP Paribas		1,500	(9,274)

See Notes to Financial Statements.

18

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Call Options (cont’d.)
Currency Option United States Dollar vs Mexican Peso expiring 03/27/19, Strike Price 24.00	JPMorgan Chase		4,000	$(142,891)
expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		3,000	(4,355)
expiring 09/27/17, Strike Price 22.50	JPMorgan Chase		1,500	(7,155)
expiring 01/29/19, Strike Price 30.00	Morgan Stanley		1,000	(9,937)
expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		300	(8,446)
Currency Option United States Dollar vs South African Rand expiring 11/28/18 Strike Price 24.00	Credit Suisse First Boston Corp.		1,500	(15,962)
Currency Option United States Dollar vs South Korean Won expiring 04/26/19, Strike Price 1,400.00	JPMorgan Chase		3,000	(60,610)
expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		1,500	(12,189)
Currency Option United States Dollar vs Turkish Lira expiring 09/28/17 Strike Price 4.00	Morgan Stanley		1,000	(13,248)
Currency Option United States Dollar vs Turkish Lira expiring 11/29/18, Strike Price 5.00	BNP Paribas		1,000	(29,596)
expiring 11/29/18, Strike Price 6.00	Credit Suisse First Boston Corp.		1,000	(13,454)
Interest Rate Swaptions,
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	(21,378)
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		6,680	(16,547)
iTraxx.XO.27.V1 expiring 06/21/17, Strike Price 262.50	BNP Paribas	EUR	4,400	(15,289)
expiring 07/19/17, Strike Price 250.00	Morgan Stanley	EUR	4,400	(9,553)

				(655,702)

Put Options (2.0)%
CDX.NA.IG.27, expiring 06/21/17, Strike Price 100.00	JPMorgan Chase		15,600	(891)
Currency Option Australian Dollar vs Japanese Yen expiring 04/25/18, Strike Price 72.50	BNP Paribas	AUD	19,000	(236,118)
expiring 06/16/17, Strike Price 61.00	Citigroup Global Markets	AUD	12,000	(106)
expiring 12/27/17, Strike Price 67.00	Morgan Stanley	AUD	12,000	(42,574)
expiring 06/16/17, Strike Price 70.00	Morgan Stanley	AUD	6,000	(676)
expiring 12/27/17, Strike Price 76.00	BNP Paribas	AUD	6,000	(67,323)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	100	$(772)
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.00	BNP Paribas	EUR	3,000	(16,647)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		1,000	(130,433)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		300	(3,347)
Interest Rate Swaptions, Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		410	(8,812)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		410	(4,506)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		410	(9,676)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		410	(5,094)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	(8,370)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		370	(4,349)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	(905)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		40	(470)
iTraxx.XO.27.V1, expiring 07/19/17, Strike Price 425.00	Morgan Stanley	EUR	4,400	(3,293)

				(544,362)

TOTAL OPTIONS WRITTEN (premiums received $1,849,095)				(1,200,064)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $27,025,070)				28,161,051
Liabilities in excess of other assets(z) (0.8)%				(225,937)

NET ASSETS 100.0%				$27,935,114

See Notes to Financial Statements.

20

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage Backed Securities Index

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OAT—Obligations Assimilables du Trésor (French Treasury Bond)

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

CNY—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,109,585 and 4.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $443,371; cash collateral of $466,752 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $408,686. The aggregate value of $375,124 is approximately 1.3% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $867,310 is approximately 3.1% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate quoted represents yield to maturity as of purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
4	10 Year Australian Treasury Bonds	Jun. 2017	$2,875,194	$2,872,834	$(2,360)
2	10 Year Euro-Bund	Jun. 2017	352,421	352,454	33
26	10 Year U.S. Treasury Notes	Jun. 2017	3,249,422	3,268,688	19,266
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	2,082,571	2,118,188	35,617
7	Euro-OAT	Jun. 2017	1,129,529	1,142,546	13,017

					65,573

See Notes to Financial Statements.

22

Futures contracts outstanding at April 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2017	$2,380,656	$2,382,703	$(2,047)
9	5 Year Euro-Bobl	Jun. 2017	1,293,011	1,292,717	294
20	5 Year U.S. Treasury Notes	Jun. 2017	2,353,070	2,368,125	(15,055)
8	20 Year U.S. Treasury Bonds	Jun. 2017	1,202,750	1,223,750	(21,000)
12	Euro Schatz. DUA Index	Jun. 2017	1,468,596	1,467,158	1,438

					(36,370)

					$29,203

Cash and foreign currency of $200,092 and a foreign government bond with a market value of $194,656 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Citigroup Global Markets	ARS	1,656	$102,700	$103,944	$1,244
Expiring 07/06/17	Citigroup Global Markets	ARS	2,200	137,730	138,102	372
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	39	29,000	29,049	49
Expiring 07/12/17	Citigroup Global Markets	AUD	80	60,000	59,614	(386)
Expiring 07/12/17	UBS AG	AUD	66	50,000	49,653	(347)
Expiring 07/12/17	UBS AG	AUD	139	105,450	104,108	(1,342)
Expiring 07/31/17	Morgan Stanley	AUD	654	488,272	488,834	562
Brazilian Real,
Expiring 05/03/17	Barclays Capital Group	BRL	791	252,174	248,883	(3,291)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	791	250,663	248,883	(1,780)
Expiring 06/02/17	Citigroup Global Markets	BRL	791	247,020	246,938	(82)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	707	221,000	220,555	(445)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	791	246,788	246,938	150
Expiring 07/31/17	Citigroup Global Markets	BRL	26	8,000	7,992	(8)
Expiring 07/31/17	Citigroup Global Markets	BRL	80	25,000	24,607	(393)
Expiring 07/31/17	Citigroup Global Markets	BRL	891	279,132	274,580	(4,552)
Expiring 11/20/17	Citigroup Global Markets	BRL	1,415	342,080	427,048	84,968
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	265	77,000	77,194	194
British Pound,
Expiring 07/27/17	Citigroup Global Markets	GBP	47	60,000	60,525	525

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Canadian Dollar,
Expiring 07/12/17	Citigroup Global Markets	CAD	148	$110,702	$108,209	$(2,493)
Expiring 07/12/17	UBS AG	CAD	33	25,000	24,468	(532)
Expiring 07/12/17	UBS AG	CAD	110	83,023	80,683	(2,340)
Expiring 07/31/17	Citigroup Global Markets	CAD	16	12,000	11,998	(2)
Expiring 07/31/17	JPMorgan Chase	CAD	41	30,000	30,036	36
Expiring 07/31/17	UBS AG	CAD	49	36,000	35,871	(129)
Expiring 01/31/19	Citigroup Global Markets	CAD	429	333,000	317,962	(15,038)
Chinese Renminbi,
Expiring 07/31/17	BNP Paribas	CNH	1,074	154,817	154,542	(275)
Expiring 07/31/17	Citigroup Global Markets	CNH	285	41,000	40,964	(36)
Expiring 11/30/18	Morgan Stanley	CNH	112	15,000	15,594	594
Colombian Peso,
Expiring 07/12/17	Citigroup Global Markets	COP	106,024	37,000	35,635	(1,365)
Expiring 07/12/17	UBS AG	COP	62,175	21,451	20,898	(553)
Expiring 07/12/17	UBS AG	COP	62,175	21,562	20,897	(665)
Czech Koruna,
Expiring 07/12/17	Citigroup Global Markets	CZK	1,818	73,000	74,165	1,165
Expiring 07/12/17	Goldman Sachs & Co.	CZK	2,586	104,056	105,462	1,406
Expiring 07/12/17	UBS AG	CZK	2,320	93,464	94,608	1,144
Expiring 07/12/17	UBS AG	CZK	2,586	104,144	105,462	1,318
Euro,
Expiring 07/27/17	UBS AG	EUR	502	544,000	549,933	5,933
Expiring 07/31/17	Goldman Sachs & Co.	EUR	32	35,000	35,006	6
Expiring 07/31/17	JPMorgan Chase	EUR	167	183,061	183,091	30
Expiring 02/28/20	BNP Paribas	EUR	794	898,610	920,354	21,744
Expiring 02/28/20	Morgan Stanley	EUR	653	756,762	756,916	154
Hungarian Forint,
Expiring 07/21/17	Bank of America	HUF	31,791	108,947	110,898	1,951
Expiring 07/21/17	JPMorgan Chase	HUF	27,678	94,999	96,550	1,551
Indian Rupee,
Expiring 06/08/17	Citigroup Global Markets	INR	1,748	26,000	27,009	1,009
Expiring 06/08/17	Citigroup Global Markets	INR	3,226	49,000	49,850	850
Expiring 06/08/17	Citigroup Global Markets	INR	10,990	163,265	169,804	6,539
Expiring 06/08/17	JPMorgan Chase	INR	8,328	128,000	128,667	667
Expiring 06/08/17	UBS AG	INR	1,387	21,000	21,437	437
Expiring 06/08/17	UBS AG	INR	2,498	38,000	38,600	600
Expiring 06/08/17	UBS AG	INR	2,766	42,692	42,737	45
Expiring 06/08/17	UBS AG	INR	11,320	168,119	174,899	6,780
Expiring 06/08/17	UBS AG	INR	11,320	168,118	174,898	6,780
Expiring 07/31/17	BNP Paribas	INR	1,415	20,317	21,696	1,379
Expiring 07/31/17	JPMorgan Chase	INR	20,680	291,000	317,159	26,159

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Indonesian Rupiah,
Expiring 06/16/17	UBS AG	IDR	2,863,320	$214,000	$213,577	$(423)
Expiring 07/17/17	Citigroup Global Markets	IDR	6,092,313	446,323	452,769	6,446
Expiring 07/31/17	Barclays Capital Group	IDR	952,110	71,005	70,646	(359)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	41	11,100	11,266	166
Expiring 07/21/17	Citigroup Global Markets	ILS	682	186,398	188,749	2,351
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	63,080	580,000	568,024	(11,976)
Expiring 07/31/17	UBS AG	JPY	6,185	56,000	55,704	(296)
Mexican Peso,
Expiring 06/08/17	Citigroup Global Markets	MXN	318	16,000	16,766	766
Expiring 06/08/17	Citigroup Global Markets	MXN	416	21,900	21,964	64
Expiring 06/08/17	Citigroup Global Markets	MXN	423	22,000	22,326	326
Expiring 06/08/17	Citigroup Global Markets	MXN	427	22,000	22,502	502
Expiring 06/08/17	Citigroup Global Markets	MXN	655	33,850	34,546	696
Expiring 06/08/17	Goldman Sachs & Co.	MXN	526	27,151	27,734	583
Expiring 06/08/17	Goldman Sachs & Co.	MXN	526	27,150	27,744	594
Expiring 06/08/17	Goldman Sachs & Co.	MXN	2,132	107,954	112,432	4,478
Expiring 06/08/17	JPMorgan Chase	MXN	509	26,000	26,826	826
Expiring 06/08/17	JPMorgan Chase	MXN	655	33,850	34,555	705
Expiring 06/08/17	JPMorgan Chase	MXN	3,293	167,023	173,679	6,656
Expiring 06/08/17	UBS AG	MXN	116	6,000	6,125	125
Expiring 06/08/17	UBS AG	MXN	277	14,000	14,597	597
Expiring 06/08/17	UBS AG	MXN	298	15,000	15,713	713
Expiring 06/08/17	UBS AG	MXN	298	15,000	15,723	723
Expiring 06/08/17	UBS AG	MXN	1,076	54,186	56,753	2,567
Expiring 06/08/17	UBS AG	MXN	1,366	67,567	72,030	4,463
Expiring 06/08/17	UBS AG	MXN	2,200	116,303	116,014	(289)
Expiring 07/31/17	JPMorgan Chase	MXN	4,672	242,606	244,343	1,737
Expiring 07/31/17	Morgan Stanley	MXN	428	20,000	22,392	2,392
Expiring 09/29/17	Citigroup Global Markets	MXN	8,926	415,000	462,451	47,451
Expiring 03/27/18	Citigroup Global Markets	MXN	2,387	120,000	120,380	380
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	1,359	44,000	45,115	1,115
Expiring 06/08/17	Citigroup Global Markets	TWD	2,244	74,000	74,515	515
Expiring 06/08/17	Citigroup Global Markets	TWD	2,499	82,000	82,965	965
Expiring 06/08/17	Citigroup Global Markets	TWD	2,731	90,000	90,656	656
Expiring 06/08/17	UBS AG	TWD	277	9,000	9,208	208
Expiring 06/08/17	UBS AG	TWD	1,454	48,000	48,270	270
Expiring 06/08/17	UBS AG	TWD	2,113	70,325	70,149	(176)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	49	$34,000	$33,325	$(675)
Expiring 07/12/17	Citigroup Global Markets	NZD	114	79,999	78,240	(1,759)
Expiring 07/12/17	UBS AG	NZD	57	40,000	39,130	(870)
Expiring 07/12/17	UBS AG	NZD	119	82,655	81,565	(1,090)
Expiring 07/12/17	UBS AG	NZD	187	130,500	127,907	(2,593)
Norwegian Krone,
Expiring 07/21/17	Goldman Sachs & Co.	NOK	118	13,860	13,769	(91)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	119	13,930	13,832	(98)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	1,143	134,213	133,270	(943)
Expiring 07/21/17	UBS AG	NOK	117	13,721	13,634	(87)
Expiring 07/21/17	UBS AG	NOK	118	13,860	13,775	(85)
Expiring 07/21/17	UBS AG	NOK	119	13,929	13,850	(79)
Expiring 07/21/17	UBS AG	NOK	206	24,000	24,015	15
Expiring 07/21/17	UBS AG	NOK	428	50,000	49,885	(115)
Peruvian Nuevo Sol,
Expiring 07/26/17	UBS AG	PEN	229	69,972	69,846	(126)
Expiring 07/27/17	Barclays Capital Group	PEN	65	20,000	19,995	(5)
Expiring 07/27/17	Citigroup Global Markets	PEN	88	26,971	26,969	(2)
Philippine Peso,
Expiring 07/12/17	Citigroup Global Markets	PHP	648	13,000	12,909	(91)
Expiring 07/12/17	UBS AG	PHP	3,798	76,000	75,712	(288)
Expiring 07/12/17	UBS AG	PHP	5,888	118,350	117,376	(974)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	787	198,967	202,632	3,665
Russian Ruble,
Expiring 07/07/17	Bank of America	RUB	5,623	97,640	97,218	(422)
Expiring 07/07/17	Barclays Capital Group	RUB	1,145	20,000	19,791	(209)
Expiring 07/07/17	Citigroup Global Markets	RUB	1,093	19,000	18,894	(106)
Expiring 07/07/17	Citigroup Global Markets	RUB	2,420	42,692	41,841	(851)
Expiring 07/07/17	Citigroup Global Markets	RUB	4,725	82,650	81,687	(963)
Expiring 07/07/17	Goldman Sachs & Co.	RUB	5,624	97,563	97,219	(344)
Expiring 07/07/17	UBS AG	RUB	2,705	47,200	46,756	(444)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	48	34,000	34,019	19
Expiring 06/16/17	Citigroup Global Markets	SGD	113	81,200	81,110	(90)
Expiring 06/16/17	UBS AG	SGD	10	7,000	7,003	3
Expiring 06/16/17	UBS AG	SGD	14	10,000	10,031	31
Expiring 06/16/17	UBS AG	SGD	70	50,000	49,989	(11)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,512	$108,430	$111,809	$3,379
Expiring 07/07/17	UBS AG	ZAR	404	29,999	29,850	(149)
Expiring 07/07/17	UBS AG	ZAR	1,040	78,000	76,847	(1,153)
Expiring 07/31/17	JPMorgan Chase	ZAR	974	72,336	71,686	(650)
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	113,690	100,000	99,972	(28)
Expiring 07/31/17	Citigroup Global Markets	KRW	27,247	24,162	23,971	(191)
Expiring 07/31/17	UBS AG	KRW	23,676	21,000	20,829	(171)
Swedish Krona,
Expiring 07/21/17	Goldman Sachs & Co.	SEK	367	42,000	41,613	(387)
Expiring 07/21/17	UBS AG	SEK	1,861	208,332	211,038	2,706
Swiss Franc,
Expiring 07/27/17	UBS AG	CHF	99	100,000	99,983	(17)
Thai Baht,
Expiring 05/17/17	Citigroup Global Markets	THB	279	8,000	8,067	67
Expiring 05/17/17	Citigroup Global Markets	THB	344	10,000	9,937	(63)
Expiring 05/17/17	Citigroup Global Markets	THB	1,023	29,000	29,560	560
Expiring 05/17/17	Citigroup Global Markets	THB	2,576	75,000	74,472	(528)
Expiring 05/17/17	UBS AG	THB	1,248	36,000	36,085	85
Turkish Lira,
Expiring 05/08/17	Bank of America	TRY	61	16,500	17,181	681
Expiring 05/08/17	Bank of America	TRY	166	44,200	46,734	2,534
Expiring 05/08/17	UBS AG	TRY	26	6,900	7,251	351
Expiring 05/08/17	UBS AG	TRY	38	10,000	10,570	570
Expiring 05/08/17	UBS AG	TRY	77	21,000	21,600	600
Expiring 05/08/17	UBS AG	TRY	94	25,522	26,271	749
Expiring 05/08/17	UBS AG	TRY	257	70,000	72,097	2,097
Expiring 07/31/17	Citigroup Global Markets	TRY	36	10,000	9,985	(15)
Expiring 07/31/17	Citigroup Global Markets	TRY	95	26,000	26,041	41
Expiring 07/31/17	Citigroup Global Markets	TRY	715	194,343	195,871	1,528
Expiring 09/29/17	BNP Paribas	TRY	321	96,000	86,499	(9,501)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	537	125,000	130,108	5,108

				$14,931,405	$15,146,734	215,329

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Citigroup Global Markets	ARS	3,857	$240,000	$242,155	$(2,155)
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	74	55,351	55,376	(25)
Expiring 07/12/17	Goldman Sachs & Co.	AUD	74	55,400	55,187	213
Expiring 07/12/17	Goldman Sachs & Co.	AUD	50	38,000	37,752	248
Expiring 07/12/17	UBS AG	AUD	110	82,695	82,609	86
Expiring 07/12/17	UBS AG	AUD	56	41,511	41,509	2
Expiring 07/12/17	UBS AG	AUD	37	27,479	27,474	5
Expiring 07/31/17	UBS AG	AUD	70	53,000	52,655	345
Brazilian Real,
Expiring 05/03/17	Citigroup Global Markets	BRL	791	248,995	248,883	112
Expiring 05/03/17	Goldman Sachs & Co.	BRL	791	248,760	248,883	(123)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	476	150,000	148,527	1,473
Expiring 07/31/17	UBS AG	BRL	156	48,000	48,222	(222)
Expiring 07/31/17	UBS AG	BRL	81	25,000	25,057	(57)
Expiring 07/31/17	UBS AG	BRL	58	18,000	17,902	98
Expiring 11/20/17	Morgan Stanley	BRL	1,415	300,000	427,048	(127,048)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	714	183,673	207,770	(24,097)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	432	120,000	125,624	(5,624)
Expiring 09/28/18	Morgan Stanley	BRL	837	240,000	239,541	459
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	846	233,000	234,220	(1,220)
British Pound,
Expiring 07/27/17	Bank of America	GBP	117	150,893	152,473	(1,580)
Expiring 07/27/17	UBS AG	GBP	35	45,000	45,062	(62)
Canadian Dollar,
Expiring 07/12/17	Goldman Sachs & Co.	CAD	27	20,000	19,930	70
Expiring 07/12/17	UBS AG	CAD	189	140,000	138,432	1,568
Expiring 07/12/17	UBS AG	CAD	50	37,000	36,751	249
Expiring 07/12/17	UBS AG	CAD	35	26,000	25,466	534
Expiring 07/12/17	UBS AG	CAD	30	22,541	22,043	498
Chilean Peso,
Expiring 07/12/17	Citigroup Global Markets	CLP	48,436	73,388	72,314	1,074
Expiring 07/12/17	JPMorgan Chase	CLP	58,680	90,000	87,607	2,393
Expiring 07/12/17	UBS AG	CLP	51,532	79,000	76,935	2,065
Chinese Renminbi,
Expiring 07/26/17	Citigroup Global Markets	CNH	780	112,596	112,238	358
Expiring 07/26/17	UBS AG	CNH	488	70,324	70,272	52
Expiring 07/26/17	UBS AG	CNH	485	69,972	69,739	233
Colombian Peso,
Expiring 07/12/17	Goldman Sachs & Co.	COP	22,980	7,900	7,724	176

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Czech Koruna,
Expiring 07/12/17	UBS AG	CZK	3,668	$147,000	$149,610	$(2,610)
Danish Krone,
Expiring 07/21/17	Goldman Sachs & Co.	DKK	69	10,000	10,117	(117)
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	4,242	4,659,093	4,642,478	16,615
Expiring 07/27/17	Citigroup Global Markets	EUR	129	140,616	141,020	(404)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	453	487,357	496,082	(8,725)
Expiring 07/27/17	JPMorgan Chase	EUR	33	35,660	35,646	14
Expiring 07/27/17	UBS AG	EUR	88	95,000	96,578	(1,578)
Expiring 02/28/18	BNP Paribas	EUR	794	853,948	879,828	(25,880)
Hungarian Forint,
Expiring 07/21/17	UBS AG	HUF	10,217	35,000	35,642	(642)
Expiring 07/21/17	UBS AG	HUF	2,904	10,000	10,131	(131)
Indian Rupee,
Expiring 06/08/17	Barclays Capital Group	INR	1,300	20,000	20,086	(86)
Expiring 06/08/17	Citigroup Global Markets	INR	923	14,000	14,261	(261)
Expiring 06/08/17	UBS AG	INR	8,331	127,860	128,714	(854)
Expiring 07/31/17	JPMorgan Chase	INR	22,143	316,828	339,599	(22,771)
Indonesian Rupiah,
Expiring 06/16/17	Citigroup Global Markets	IDR	3,218,553	239,031	240,074	(1,043)
Expiring 06/16/17	UBS AG	IDR	2,676,000	200,000	199,605	395
Expiring 06/16/17	UBS AG	IDR	576,200	43,000	42,979	21
Expiring 11/30/17	Morgan Stanley	IDR	7,173,563	487,500	524,736	(37,236)
Expiring 02/28/18	BNP Paribas	IDR	1,660,850	118,000	120,197	(2,197)
Israeli Shekel,
Expiring 07/21/17	UBS AG	ILS	659	180,000	182,399	(2,399)
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	82,946	750,638	746,912	3,726
Expiring 07/27/17	UBS AG	JPY	12,630	116,000	113,735	2,265
Expiring 07/27/17	UBS AG	JPY	7,821	70,360	70,422	(62)
Expiring 07/27/17	UBS AG	JPY	5,448	49,235	49,062	173
Expiring 07/27/17	UBS AG	JPY	5,440	49,236	48,982	254
Expiring 07/31/17	JPMorgan Chase	JPY	56,450	507,199	508,424	(1,225)
Mexican Peso,
Expiring 06/08/17	UBS AG	MXN	5,315	280,000	280,285	(285)
Expiring 07/31/17	UBS AG	MXN	599	31,000	31,300	(300)
Expiring 07/31/17	UBS AG	MXN	480	25,000	25,117	(117)
Expiring 09/29/17	Citigroup Global Markets	MXN	9,426	462,000	488,317	(26,317)
Expiring 09/29/17	JPMorgan Chase	MXN	1,581	81,000	81,899	(899)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Mexican Peso, (cont’d.)
Expiring 01/31/19	Morgan Stanley	MXN	4,241	$183,000	$205,461	$(22,461)
Expiring 03/29/19	JPMorgan Chase	MXN	4,432	211,000	213,137	(2,137)
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	9,837	319,998	326,580	(6,582)
Expiring 06/08/17	Citigroup Global Markets	TWD	4,067	134,000	135,021	(1,021)
Expiring 06/08/17	Citigroup Global Markets	TWD	2,581	85,000	85,704	(704)
Expiring 06/08/17	Citigroup Global Markets	TWD	1,418	47,000	47,062	(62)
Expiring 06/08/17	Citigroup Global Markets	TWD	1,001	33,000	33,235	(235)
Expiring 06/08/17	Citigroup Global Markets	TWD	609	20,001	20,206	(205)
Expiring 06/08/17	UBS AG	TWD	2,403	78,004	79,777	(1,773)
Expiring 06/08/17	UBS AG	TWD	1,056	35,000	35,069	(69)
Expiring 06/08/17	UBS AG	TWD	730	24,000	24,223	(223)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	2,393	1,661,892	1,640,064	21,828
Expiring 07/12/17	Citigroup Global Markets	NZD	80	55,351	54,790	561
Expiring 07/12/17	UBS AG	NZD	60	41,512	41,159	353
Norwegian Krone,
Expiring 07/21/17	Citigroup Global Markets	NOK	2,233	260,000	260,358	(358)
Expiring 07/21/17	UBS AG	NOK	315	37,000	36,725	275
Philippine Peso,
Expiring 07/12/17	Bank of America	PHP	11,833	234,232	235,913	(1,681)
Expiring 07/12/17	UBS AG	PHP	7,489	150,000	149,305	695
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	754	190,000	194,331	(4,331)
Russian Ruble,
Expiring 07/07/17	Goldman Sachs & Co.	RUB	3,092	52,975	53,457	(482)
Expiring 07/07/17	UBS AG	RUB	3,098	52,975	53,555	(580)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	51	36,407	36,854	(447)
Expiring 06/16/17	Citigroup Global Markets	SGD	34	24,000	24,013	(13)
Expiring 06/16/17	UBS AG	SGD	197	140,616	140,789	(173)
Expiring 06/16/17	UBS AG	SGD	98	70,336	70,225	111
Expiring 06/16/17	UBS AG	SGD	98	70,336	70,156	180
Expiring 06/16/17	UBS AG	SGD	95	67,500	68,227	(727)
Expiring 06/16/17	UBS AG	SGD	38	27,000	27,314	(314)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,185	90,000	87,570	2,430
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,091	82,980	80,649	2,331
Expiring 07/07/17	Citigroup Global Markets	ZAR	267	20,000	19,712	288
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	2,036	130,000	139,173	(9,173)

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	56,056	$49,000	$49,292	$(292)
Expiring 06/21/17	Citigroup Global Markets	KRW	145,549	127,042	127,986	(944)
Expiring 06/21/17	UBS AG	KRW	135,168	118,350	118,858	(508)
Expiring 06/21/17	UBS AG	KRW	101,184	89,000	88,975	25
Expiring 07/31/17	UBS AG	KRW	20,468	18,000	18,007	(7)
Expiring 07/31/18	Bank of America	KRW	142,860	125,481	126,603	(1,122)
Expiring 04/30/19	JPMorgan Chase	KRW	86,456	77,000	76,957	43
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	2,228	250,000	252,721	(2,721)
Swiss Franc,
Expiring 07/27/17	Citigroup Global Markets	CHF	241	244,163	243,927	236
Expiring 07/27/17	Citigroup Global Markets	CHF	49	50,001	50,010	(9)
Expiring 07/27/17	UBS AG	CHF	41	41,000	40,999	1
Thai Baht,
Expiring 05/17/17	Citigroup Global Markets	THB	535	15,256	15,452	(196)
Turkish Lira,
Expiring 05/08/17	Goldman Sachs & Co.	TRY	383	101,537	107,588	(6,051)
Expiring 05/08/17	JPMorgan Chase	TRY	1,616	438,154	453,616	(15,462)
Expiring 05/08/17	UBS AG	TRY	33	8,999	9,336	(337)
Expiring 09/29/17	Morgan Stanley	TRY	388	122,300	104,386	17,914
Expiring 11/30/18	BNP Paribas	TRY	1,997	443,916	483,623	(39,707)
Expiring 11/30/18	BNP Paribas	TRY	334	91,000	80,769	10,231

				$21,070,353	$21,396,536	(326,183)

						$(110,854)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/20/2017	Buy	AUD	235	JPY	17,406	$19,312	Citigroup Global Markets
06/20/2017	Buy	JPY	32,012	AUD	400	(11,439)	Morgan Stanley
07/12/2017	Buy	CZK	1,721	EUR	65	(887)	Citigroup Global Markets
07/12/2017	Buy	EUR	226	CZK	6,098	(1,495)	Citigroup Global Markets
07/12/2017	Buy	EUR	23	CZK	635	(198)	Citigroup Global Markets
07/12/2017	Buy	EUR	17	CZK	451	(131)	Citigroup Global Markets
07/21/2017	Buy	PLN	160	EUR	37	425	UBS AG
12/29/2017	Buy	AUD	99	JPY	7,806	3,003	Morgan Stanley
12/29/2017	Buy	JPY	40,691	AUD	494	802	BNP Paribas
04/06/2018	Buy	BRL	149	EUR	41	(1,606)	Citigroup Global Markets
04/27/2018	Buy	AUD	497	JPY	40,595	(510)	BNP Paribas
06/29/2018	Buy	EUR	170	TRL	658	24,787	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	946	EUR	210	3,673	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	497	EUR	112	104	BNP Paribas
09/28/2018	Buy	EUR	149	ZAR	2,337	(3,288)	BNP Paribas
04/30/2019	Buy	EUR	320	TRY	1,555	(350)	BNP Paribas

						$32,202

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	100	0.893%	$(7,556)	$547	$8,103
Devon Energy Corp.	06/20/20	1.000%	100	0.548%	(8,269)	1,512	9,781

					$(15,825)	$2,059	$17,884

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.27.V2	12/20/21	5.000%		396	$26,618	$45,430	$18,812
iTraxx.XO.27.V1	06/20/22	5.000%	EUR	800	83,291	100,098	16,807

					$109,909	$145,528	$35,619

See Notes to Financial Statements.

32

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.10.AAA	11/17/59	0.500%	1,000	$(29,890)	$(30,330)	$440	Morgan Stanley

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Bank of China Ltd.	06/20/21	1.000%	100	0.745%	$(1,133)	$2,249	$(3,382)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	100	0.665%	(1,453)	1,421	(2,874)	Deutsche Bank AG

					$(2,586)	$3,670	$(6,256)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Deutsche Bank AG	06/20/17	1.000%	270	0.144%	$709	$(4,391)	$5,100	BNP Paribas
Federal Republic of Brazil	12/20/20	1.000%	500	1.515%	(8,424)	(64,528)	56,104	Deutsche Bank AG
Kingdom of Belgium	12/20/25	1.000%	500	0.488%	20,709	14,623	6,086	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%	1,000	0.488%	41,418	24,532	16,886	JPMorgan Chase
Kingdom of Saudi Arabia	12/20/21	1.000%	250	0.775%	2,801	(5,095)	7,896	Barclays Capital Group
Kingdom of Spain	12/20/20	1.000%	250	0.557%	4,206	2,159	2,047	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%	750	1.074%	(3,377)	(16,633)	13,256	JPMorgan Chase
Oriental Republic of Uruguay	06/20/20	1.000%	250	1.355%	(2,400)	(1,619)	(781)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	750	0.557%	12,636	(403)	13,039	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	250	0.726%	1,075	(11,181)	12,256	Barclays Capital Group
Republic of Chile	12/20/20	1.000%	500	0.504%	9,391	(2,453)	11,844	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	500	0.812%	3,901	(22,421)	26,322	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%	750	0.770%	6,987	(21,884)	28,871	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%	250	0.891%	1,253	(13,020)	14,273	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%	500	0.787%	8,827	10,093	(1,266)	Barclays Capital Group
Republic of Ireland	12/20/25	1.000%	500	0.787%	8,827	8,689	138	JPMorgan Chase

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (cont’d):
Republic of Ireland	12/20/26	1.000%	200	0.848%	$2,813	$(192)	$3,005	JPMorgan Chase
Republic of Israel	12/20/20	1.000%	250	0.440%	5,274	3,054	2,220	JPMorgan Chase
Republic of Italy	12/20/20	1.000%	250	1.413%	(3,279)	93	(3,372)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	750	2.105%	(58,306)	(28,906)	(29,400)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	500	2.105%	(38,871)	(19,746)	(19,125)	JPMorgan Chase
Republic of Korea	12/20/20	1.000%	500	0.402%	11,187	10,288	899	JPMorgan Chase
Republic of Latvia	12/20/20	1.000%	750	0.330%	18,770	6,892	11,878	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%	500	0.647%	10,033	(1,998)	12,031	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%	750	0.791%	6,419	(17,988)	24,407	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	500	0.621%	7,292	(14,571)	21,863	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	750	0.549%	12,856	(42)	12,898	JPMorgan Chase
Republic of Poland	12/20/20	1.000%	500	0.460%	10,186	7,067	3,119	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	750	1.872%	(21,584)	(21,937)	353	JPMorgan Chase
Republic of Portugal	12/20/20	1.000%	250	1.872%	(7,194)	(13,154)	5,960	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	500	0.509%	13,781	8,139	5,642	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	250	0.509%	6,891	4,243	2,648	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%	750	0.589%	11,811	(4,443)	16,254	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%	350	0.589%	5,512	(2,227)	7,739	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%	375	1.360%	(4,296)	(25,728)	21,432	JPMorgan Chase
Republic of Spain	06/20/22	1.000%	700	0.716%	10,496	6,571	3,925	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%	625	1.450%	(9,104)	(39,564)	30,460	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	375	1.011%	292	(26,388)	26,680	JPMorgan Chase
Russian Federation	12/20/21	1.000%	475	1.366%	(7,097)	(27,386)	20,289	Barclays Capital Group
United Mexican States	12/20/20	1.000%	750	0.775%	6,848	(14,447)	21,295	Deutsche Bank AG

					$99,269	$(315,902)	$415,171

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

34

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
506	3 Month LIBOR	CAD	670	3 Month Canadian Bankers Acceptance minus 16.25 bps	Goldman Sachs & Co.	10/17/18	$14,839	$—	$14,839
CAD 670	3 Month Canadian Bankers Acceptance plus 2 bps		506	3 Month LIBOR	Goldman Sachs & Co.	10/17/24	(14,366)	—	(14,366)
438	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 33.9 bps	JPMorgan Chase	11/06/17	3,460	—	3,460
1,095	3 Month LIBOR	EUR	1,000	(0.214)%	JPMorgan Chase	11/05/20	(828)	—	(828)
698	3 Month LIBOR	EUR	650	(0.274)%	JPMorgan Chase	11/17/20	(12,653)	—	(12,653)
428	3 Month LIBOR	EUR	400	(0.279)%	JPMorgan Chase	11/18/20	(8,531)	—	(8,531)
1,222	3 Month LIBOR	JPY	150,000	(0.795)%	JPMorgan Chase	12/03/20	(117,088)	—	(117,088)
247	3 Month LIBOR	EUR	220	(0.443)%	JPMorgan Chase	08/22/21	9,150	—	9,150
438	3 Month LIBOR	EUR	400	(0.108)%	JPMorgan Chase	11/06/21	(1,799)	—	(1,799)

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Currency swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d):
537	3 Month LIBOR	EUR	500	(0.07)%	JPMorgan Chase	05/17/22	$(13,113)	$—	$(13,113)
376	3 Month LIBOR	EUR	350	0.015%	JPMorgan Chase	11/17/22	(10,000)	—	(10,000)
1,095	3 Month LIBOR	EUR	1,000	0.339%	JPMorgan Chase	11/05/24	(20,581)	—	(20,581)
107	3 Month LIBOR	EUR	100	0.355%	JPMorgan Chase	05/17/25	(4,124)	—	(4,124)
107	3 Month LIBOR	EUR	100	0.425%	JPMorgan Chase	11/12/25	(4,600)	—	(4,600)
NZD 1,965	3 Month BBR plus 26 bps		1,413	3 Month LIBOR	JPMorgan Chase	01/20/21	(60,263)	—	(60,263)
JPY 201,000	3 Month JPY LIBOR minus 59.4 bps		1,806	3 Month LIBOR	JPMorgan Chase	03/28/19	(4,320)	—	(4,320)
2,162	3 Month LIBOR	NZD	3,070	3 Month BBR plus 24 bps	JPMorgan Chase	03/20/20	50,964	—	50,964
2,287	3 Month LIBOR	AUD	2,960	3 Month BBSW plus 18.85 bps	JPMorgan Chase	03/23/20	72,775	—	72,775
1,806	3 Month LIBOR	JPY	201,000	3 Month JPY LIBOR minus 69.3 bps	JPMorgan Chase	03/28/21	2,456	—	2,456
NZD 3,070	3 Month BBR plus 31.2 bps		2,162	3 Month LIBOR	JPMorgan Chase	03/20/22	(51,812)	—	(51,812)
AUD 2,960	3 Month BBSW plus 23.55 bps		2,287	3 Month LIBOR	JPMorgan Chase	03/23/22	(75,100)	—	(75,100)
TRY 3,321	11.270%		905	3 Month LIBOR	Morgan Stanley	04/19/22	43,243	—	43,243
465	3 Month LIBOR	TRY	1,705	10.725%	Morgan Stanley	04/19/27	(26,521)	—	(26,521)

							$(228,812)	$—	$(228,812)

Forward rate agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
120,000	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(25,799)	$(25,799)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC forward rate agreement:
CZK	300,000	05/09/17	0.250%	3 Month PRIBOR(1)	$1,227	$—	$1,227	Hong Kong & Shanghai Bank

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	1,770	10/26/18	1.765%	3 Month BBSW(1)	$—	$240	$240
AUD	2,650	10/27/18	1.793%	3 Month BBSW(1)	—	(422)	(422)
AUD	1,470	10/26/21	2.115%	6 Month BBSW(2)	—	(12,179)	(12,179)
AUD	2,180	10/27/21	2.125%	6 Month BBSW(2)	—	(17,355)	(17,355)
AUD	390	10/26/26	2.365%	6 Month BBSW(1)	—	11,732	11,732
AUD	580	10/27/26	2.355%	6 Month BBSW(1)	—	17,824	17,824
AUD	650	03/14/27	3.170%	6 Month BBSW(2)	—	13,969	13,969
CAD	1,750	10/19/18	0.955%	3 Month Canadian Bankers Acceptance(2)	(2)	(1,033)	(1,031)
CAD	3,610	10/26/18	0.910%	3 Month Canadian Bankers Acceptance(2)	—	(3,947)	(3,947)
CAD	2,400	12/22/18	1.180%	3 Month Canadian Bankers Acceptances(2)	2,568	5,959	3,391
CAD	1,450	12/22/21	1.560%	3 Month Canadian Bankers Acceptances(1)	(4,466)	(13,871)	(9,405)
CAD	1,190	04/05/22	1.445%	3 Month Canadian Banker’s Acceptance(1)	—	(4,345)	(4,345)
CHF	1,250	12/06/20	(0.265%)	6 Month CHF LIBOR(1)	—	(2,153)	(2,153)
CHF	1,000	12/06/23	0.103%	6 Month CHF LIBOR(2)	—	5,601	5,601
CHF	250	12/06/28	0.468%	6 Month CHF LIBOR(1)	—	(2,450)	(2,450)
CZK	14,000	01/06/22	0.555%	6 Month PRIBOR(2)	—	(10,797)	(10,797)
CZK	14,000	04/27/22	0.925%	6 Month PRIBOR(2)	—	(2,175)	(2,175)
CZK	7,145	04/27/27	1.300%	6 Month PRIBOR(1)	—	1,354	1,354
DKK	2,300	03/15/27	1.123%	6 Month CIBOR(2)	—	3,649	3,649
EUR	1,000	01/13/18	(0.077%)	6 Month EURIBOR(1)	—	(1,258)	(1,258)
EUR	1,285	05/26/19	(0.118%)	6 Month EURIBOR(2)	—	354	354
EUR	1,035	05/26/22	0.234%	6 Month EURIBOR(1)	—	(980)	(980)
EUR	2,135	08/15/25	0.395%	6 Month EURIBOR(1)	—	34,955	34,955
EUR	265	05/26/27	0.805%	6 Month EURIBOR(2)	—	(96)	(96)
EUR	120	03/02/31	0.825%	6 Month EURIBOR(2)	(4,617)	(4,742)	(125)
EUR	290	03/31/31	0.874%	6 Month EURIBOR(2)	(1,791)	(9,697)	(7,906)
EUR	300	05/09/31	1.587%	6 Month EURIBOR(2)	—	(4,172)	(4,172)
EUR	235	02/23/32	1.180%	6 Month EURIBOR(2)	1,946	1,257	(689)
EUR	1,000	06/28/32	0.785%	6 Month EURIBOR(2)	—	(54,223)	(54,223)
EUR	195	07/04/42	1.001%	6 Month EURIBOR(1)	13,017	17,545	4,528
EUR	190	05/09/46	1.357%	6 Month EURIBOR(1)	—	9,564	9,564
GBP	250	04/15/27	3.460%	U.K. Retail Prices Index(1)	—	(58)	(58)
GBP	1,830	06/23/31	1.618%	6 Month GBP LIBOR(2)	70,332	98,535	28,203
GBP	560	02/26/32	—(5)	—(5)	—	988	988
GBP	385	02/27/32	1.374%	6 Month GBP LIBOR(2)	(2,723)	2,184	4,907

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
GBP	95	04/15/37	3.570%	U.K. Retail Prices Index(2)	$—	$(243)	$(243)
GBP	450	06/23/46	1.626%	6 Month GBP LIBOR(1)	30	(35,051)	(35,081)
GBP	730	12/13/46	1.615%	6 Month GBP LIBOR(1)	(18,684)	(55,596)	(36,912)
HUF	100,000	03/18/26	2.140%	6 Month BUBOR(2)	(19,200)	(5,151)	14,049
JPY	31,000	01/25/27	0.225%	6 Month JPY LIBOR(1)	—	(492)	(492)
JPY	90,000	04/06/32	0.484%	6 Month JPY LIBOR(2)	—	5,306	5,306
JPY	4,160	04/07/32	0.491%	6 Month JPY LIBOR(2)	—	297	297
JPY	33,000	01/25/37	0.663%	6 Month JPY LIBOR(2)	—	2,980	2,980
JPY	26,000	02/28/37	0.681%	6 Month JPY LIBOR(2)	—	2,959	2,959
JPY	12,000	01/25/47	0.844%	6 Month JPY LIBOR(1)	—	(2,098)	(2,098)
MXN	13,165	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(11,016)	16,566	27,582
NOK	3,000	11/01/26	1.650%	6 Month NIBOR(2)	—	(6,735)	(6,735)
NOK	3,400	03/15/27	2.103%	6 Month NIBOR(2)	—	7,328	7,328
NZD	3,500	09/22/18	2.048%	3 Month BBR(2)	—	(3,723)	(3,723)
NZD	1,260	03/15/24	3.355%	3 Month BBR(2)	—	14,015	14,015
PLN	2,600	03/15/22	2.530%	6 Month WIBOR(2)	—	4,614	4,614
PLN	550	01/21/26	2.500%	6 Month WIBOR(2)	1,944	(2,608)	(4,552)
SEK	2,500	04/12/22	0.270%	3 Month STIBOR(2)	—	(147)	(147)
SEK	4,000	03/15/24	0.840%	3 Month STIBOR(2)	—	7,002	7,002
SEK	2,300	11/12/25	1.431%	3 Month STIBOR(2)	—	13,364	13,364
	7,835	09/09/17	0.539%	1 Day USOIS(1)	1,064	17,237	16,173
	2,600	10/21/17	0.590%	1 Day USOIS(1)	—	6,759	6,759
	2,580	11/01/17	0.639%	1 Day USOIS(1)	—	5,959	5,959
	5,100	11/14/17	0.675%	1 Day USOIS(1)	(465)	11,354	11,819
	2,530	11/22/17	0.716%	1 Day USOIS(1)	—	5,034	5,034
	5,250	11/23/17	0.962%	3 Month LIBOR(1)	—	(1,734)	(1,734)
	4,340	01/07/18	1.093%	1 Day USOIS(1)	—	96	96
	2,460	01/26/18	1.124%	3 Month LIBOR(1)	(478)	(2,742)	(2,264)
	20,510	01/31/18	1.278%	1 Day USOIS(1)	—	(254)	(254)
	1,300	02/08/18	0.884%	3 Month LIBOR(1)	—	5,230	5,230
	4,520	02/21/18	0.941%	1 Day USOIS(1)	—	6,261	6,261
	1,435	10/07/18	1.253%	1 Day USOIS(1)	—	(360)	(360)
	2,535	11/17/18	1.080%	1 Day USOIS(1)	—	7,468	7,468
	3,810	11/18/18	0.911%	1 Day USOIS(1)	(219)	17,368	17,587
	1,660	11/22/18	1.297%	3 Month LIBOR(1)	—	(947)	(947)
	2,080	04/04/20	—(3)	—(3)	—	(664)	(664)
	3,760	05/31/21	1.849%	3 Month LIBOR(2)	—	3,504	3,504
	4,002	05/31/21	1.948%	3 Month LIBOR(2)	—	19,824	19,824
	955	05/31/21	1.953%	3 Month LIBOR(2)	2,149	4,915	2,766
	3,910	08/31/21	2.015%	3 Month LIBOR(1)	1,549	(18,517)	(20,066)

See Notes to Financial Statements.

38

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
	1,370	11/22/21	1.792%	3 Month LIBOR(2)	$—	$2,227	$2,227
	240	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(41)	(1,192)	(1,151)
	360	04/04/22	—(4)	—(4)	—	(173)	(173)
	1,000	11/20/22	1.873%	3 Month LIBOR(1)	—	(579)	(579)
	1,080	08/15/23	1.459%	3 Month LIBOR(2)	—	(36,475)	(36,475)
	2,634	11/15/23	2.209%	3 Month LIBOR(1)	—	(27,061)	(27,061)
	10	11/15/23	2.217%	3 Month LIBOR(1)	(11)	(107)	(96)
	1,000	11/06/25	2.116%	3 Month LIBOR(1)	—	(2,656)	(2,656)
	240	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	1,405	1,405
	500	05/03/32	2.434%	3 Month LIBOR(2)	—	1,078	1,078
	395	05/03/37	2.508%	3 Month LIBOR(1)	—	(1,263)	(1,263)
	85	09/27/46	1.380%	1 Day USOIS(1)	—	13,567	13,567
ZAR	5,200	05/05/25	7.940%	3 Month JIBAR(2)	(13,294)	3,736	17,030

					$17,592	$80,642	$63,050

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
CLP	220,000	02/09/27	4.120%	1 Day CLOIS(2)	$3,879	$—	$3,879	Morgan Stanley
CNH	3,480	04/26/19	3.700%	7 day China Fixing Repo Rates(2)	(984)	—	(984)	Morgan Stanley
CNH	1,475	04/26/22	3.940%	7 day China Fixing Repo Rates(1)	640	—	640	Morgan Stanley
COP	3,740,000	07/22/18	6.810%	1 Day COOIS(1)	(23,494)	—	(23,494)	Morgan Stanley
COP	4,000,000	12/06/18	6.100%	1 Day COOIS(1)	(18,711)	—	(18,711)	Morgan Stanley
GBP	200	11/03/26	3.455%	U.K. Retail Prices Index(2)	(1,597)	—	(1,597)	Citigroup Global Markets
ILS	700	12/09/22	1.530%	3 Month TELBOR(2)	5,964	—	5,964	Citigroup Global Markets
ILS	350	09/19/26	1.600%	3 Month TELBOR(2)	(1,456)	—	(1,456)	Barclays Capital Group
ILS	1,340	03/15/27	2.130%	3 Month TELBOR(2)	6,987	—	6,987	Citigroup Global Markets
ZAR	1,060	03/22/42	7.800%	3 Month JIBAR(2)	(2,643)	(36)	(2,607)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%	3 Month JIBAR(1)	2,679	34	2,645	Deutsche Bank AG

					$(28,736)	$(2)	$(28,734)

A foreign government bond with a market value of $710,269 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays the floating rate of 3 Month GBP LIBOR plus 3.1 bps and receives the floating rate of 6 Month GBP LIBOR.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$991,815	$—
Residential Mortgage-Backed Securities	—	213,301	108,335
Commercial Mortgage-Backed Security	—	233,937	—
Corporate Bonds	—	10,944,574	—
Foreign Government Bonds	—	8,402,081	—
Residential Mortgage-Backed Securities	—	1,281,333	1,001,250
U.S. Treasury Obligations	—	786,907	—
Affiliated Mutual Funds	4,262,940	—	—
Options Purchased	5,156	1,129,486	—
Options Written	(391)	(1,199,673)	—
Other Financial Instruments*
Futures Contracts	29,203	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(110,854)	—
OTC Cross Currency Exchange Contracts	—	32,202	—
Centrally Cleared Credit Default Swap Agreements	—	53,503	—
OTC Credit Default Swap Agreements	—	66,793	—
OTC Currency Swap Agreements	—	(228,812)	—
Centrally Cleared Forward Rate Agreements	—	(25,799)	—
OTC Forward Rate Agreements	—	1,227	—
Centrally Cleared Interest Rate Swap Agreements	—	63,050	—
OTC Interest Rate Swap Agreements	—	(28,736)	—

Total	$4,296,908	$22,606,335	$1,109,585

During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

See Notes to Financial Statements.

40

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Forward Rate Agreements
Balance as of 10/31/16	$—	$990,000	$(240)
Realized gain (loss)	3	—	—	**
Change in unrealized appreciation (depreciation)***	199	8,251	240
Purchases/Exchanges/Issuances	109,794	—	—
Sales/Paydowns	(1,661)	—	—
Accrued discount/premium	—	2,999	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 4/30/17	$108,335	$1,001,250	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $853.
***	Of which, $8,450 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities—Residential Mortgage-Backed Securities	$108,335	Market Approach	Single Broker Indicative Quote	$100.00
Residential Mortgage-Backed Securities	1,001,250	Market Approach	Single Broker Indicative Quote	$100.13

	$1,109,585

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows :

Foreign Government Bonds	30.1%
Affiliated Mutual Funds (including 1.7% of collateral for securities on loan)	15.2
Banks	11.7
Residential Mortgage-Backed Securities	9.4
Options Purchased	4.1
Non-Residential Mortgage-Backed Securities	3.5
Electric	3.1
U.S. Treasury Obligations	2.8
Healthcare-Services	2.3
Media	2.0
Commercial Services	1.6
Retail	1.6
Packaging & Containers	1.5
Insurance	1.3
Entertainment	1.2
Transportation	1.2
Oil & Gas	1.2
Chemicals	1.2
Software	1.0
Commercial Mortgage-Backed Security	0.8
Auto Parts & Equipment	0.8
Lodging	0.8%
Home Builders	0.8
Miscellaneous Manufacturing	0.6
Building Materials	0.6
Environmental Control	0.5
Distribution/Wholesale	0.4
Foods	0.4
Electrical Components & Equipment	0.4
Forest Products & Paper	0.4
Real Estate Investment Trusts (REITs)	0.4
Telecommunications	0.4
Internet	0.4
Machinery-Diversified	0.4
Auto Manufacturers	0.4
Computers	0.4
Healthcare-Products	0.2

105.1
Options Written	(4.3)
Liabilities in excess of other assets	(0.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

42

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$53,503	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	110,113		Premiums received for OTC swap agreements	452,675
Credit contracts	Unaffiliated investments	62,148		Options written outstanding, at value	50,475
Credit contracts	Unrealized appreciation on OTC swap agreements	469,555		Unrealized depreciation on OTC swap agreements	60,200
Foreign exchange contracts	Unaffiliated investments	954,826		Options written outstanding, at value	1,069,091
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	52,106		Unrealized depreciation on OTC cross currency exchange contracts	19,904
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	384,442		Unrealized depreciation on OTC forward foreign currency exchange contracts	495,296
Interest rate contracts	Due from/to broker—variation margin futures	69,665	*	Due from/to broker—variation margin futures	40,462	*
Interest rate contracts	Due from/to broker—variation margin swaps	384,542	*	Due from/to broker—variation margin swaps	347,291	*
Interest rate contracts	Premiums paid for OTC swap agreements	34		Premiums received for OTC swap agreements	36
Interest rate contracts	Unaffiliated investments	117,668		Options written outstanding, at value	80,498
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	1,227		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	217,002		Unrealized depreciation on OTC swap agreements	474,548

Total		$2,876,831			$3,090,476

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$(58,170)	$5,179	$—	$—	$—	$99,730	$46,739
Foreign exchange contracts	(75,684)	95,914	—	51,786	—	—	72,016
Interest rate contracts	(29,134)	7,437	(134,445)	—	500	106,348	(49,294)

Total	$(162,988)	$108,530	$(134,445)	$51,786	$500	$206,078	$69,461

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$17,301	$5,807	$—	$—	$—	$250,751	$273,859
Foreign exchange contracts	(357,724)	436,167	—	45,742	—	—	124,185
Interest rate contracts	445	1,811	122,341	—	(24,332)	199,785	300,050

Total	$(339,978)	$443,785	$122,341	$45,742	$(24,332)	$450,536	$698,094

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

44

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$920,747	$82,924,469	$10,907,578	$14,182,636	$13,804,689	$19,848,232

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)
$2,362,420	$200,000	$23,274,085	$13,812,000	$51,385,438	$125,997,546

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Agreements

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$443,371	$(443,371)	$—

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$5,166	$(4,805)	$—	$361
Barclays Capital Group	212,016	(130,724)	—	81,292
BNP Paribas	463,857	(463,857)	—	—
Citigroup Global Markets	315,265	(257,844)	—	57,421
Credit Suisse First Boston Corp.	63,825	(63,825)	—	—
Deutsche Bank AG	212,917	(197,891)	—	15,026
Goldman Sachs & Co.	24,236	(24,236)	—	—
Hong Kong & Shanghai Bank	11,182	(11,182)	—	—
JPMorgan Chase	636,847	(636,847)	—	—
Morgan Stanley	364,171	(364,171)	—	—
UBS AG	54,483	(36,426)	—	18,057

	$2,363,965

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(4,805)	$4,805	$—	$—
Barclays Capital Group	(130,724)	130,724	—	—
BNP Paribas	(535,255)	463,857	—	(71,398)
Citigroup Global Markets	(257,844)	257,844	—	—
Credit Suisse First Boston Corp.	(90,700)	63,825	—	(26,875)
Deutsche Bank AG	(197,891)	197,891	—	—
Goldman Sachs & Co.	(33,952)	24,236	—	(9,716)
Hong Kong & Shanghai Bank	(44,779)	11,182	—	(33,597)
JPMorgan Chase	(873,743)	636,847	—	(236,896)
Morgan Stanley	(496,213)	364,171	—	(132,042)
UBS AG	(36,426)	36,426	—	—

	$(2,702,332)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

46

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $443,371:
Unaffiliated investments (cost $24,611,225)	$25,098,175
Affiliated investments (cost $4,262,940)	4,262,940
Cash	2,586
Foreign currency, at value (cost $170,708)	171,130
Deposit with broker for futures	200,092
Unrealized appreciation on OTC swap agreements	686,557
Unrealized appreciation on OTC forward foreign currency exchange contracts	384,442
Dividends and interest receivable	299,519
Receivable for investments sold	191,537
Premium paid for OTC swap agreements	110,147
Receivable for Fund shares sold	75,000
Unrealized appreciation on OTC cross currency exchange contracts	52,106
Due from Manager	10,475
Due from broker—variation margin swaps	6,220
Due from broker—variation margin futures	5,906
Unrealized appreciation on OTC forward rate agreements	1,227
Prepaid expenses	275

Total assets	31,558,334

Liabilities
Options written outstanding, at value (premiums received $1,849,095)	1,200,064
Unrealized depreciation on OTC swap agreements	534,748
Unrealized depreciation on OTC forward foreign currency exchange contracts	495,296
Payable to broker for collateral for securities on loan	466,752
Premium received for OTC swap agreements	452,711
Payable for investments purchased	370,559
Accrued expenses and other liabilities	82,756
Unrealized depreciation on OTC cross currency exchange contracts	19,904
Payable for Fund shares reacquired	268
Distribution fee payable	81
Affiliated transfer agent fee payable	81

Total liabilities	3,623,220

Net Assets	$27,935,114

Net assets were comprised of:
Shares of beneficial interest, at par	$2,741
Paid-in capital in excess of par	26,719,778

26,722,519
Distributions in excess of net investment income	(154,388)
Accumulated net realized gain on investment and foreign currency transactions	30,147
Net unrealized appreciation on investments and foreign currencies	1,336,836

Net assets, April 30, 2017	$27,935,114

See Notes to Financial Statements.

48

Class A
Net asset value and redemption price per share,
($39,708 ÷ 3,896 shares of beneficial interest issued and outstanding)	$10.19
Maximum sales charge (4.50% of offering price)	.48

Maximum offering price to public	$10.67

Class C
Net asset value, offering price and redemption price per share,
($99,294 ÷ 9,751 shares of beneficial interest issued and outstanding)	$10.18

Class Q
Net asset value, offering price and redemption price per share,
($27,450,628 ÷ 2,693,229 shares of beneficial interest issued and outstanding)	$10.19

Class Z
Net asset value, offering price and redemption price per share,
($345,484 ÷ 33,868 shares of beneficial interest issued and outstanding)	$10.20

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	49

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$564,319
Income from securities lending, net (including affiliated income of $229)	7,435
Affiliated dividend income	6,507

Total income	578,261

Expenses
Management fee	111,849
Distribution fee—Class A	39
Distribution fee—Class C	188
Custodian and accounting fees	85,000
Audit fee	30,000
Registration fees	29,000
Shareholders’ reports	16,000
Legal fees and expenses	8,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $180)	200
Miscellaneous	6,311

Total expenses	291,587
Less: Management fee waiver and/or expense reimbursement	(166,352)

Net expenses	125,235

Net investment income (loss)	453,026

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $9)	(21,486)
Futures transactions	(134,445)
Options written transactions	108,530
Forward rate agreement transactions	500
Swap agreements transactions	206,078
Foreign currency transactions	16,592

175,769

Net change in unrealized appreciation (depreciation) on:
Investments	(271,414)
Futures	122,341
Options written	443,785
Forward rate agreements	(24,332)
Swap agreements	450,536
Foreign currencies	66,552

787,468

Net gain (loss) on investments and foreign currency transactions	963,237

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,416,263

See Notes to Financial Statements.

50

Statement of Changes in Net Assets

	Six Months Ended April 30, 2017	November 3,2015* through October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$453,026	$794,055
Net realized gain (loss) on investments and foreign currency transactions	175,769	(298,053)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	787,468	549,368

Net increase (decrease) in net assets resulting from operations	1,416,263	1,045,370

Dividends and Distributions
Dividends from net investment income
Class A	(806)	(279)
Class C	(846)	(211)
Class Q	(707,303)	(536,588)
Class Z	(4,516)	(1,198)

	(713,471)	(538,276)

Tax return of capital distribution
Class A	—	(336)
Class C	—	(254)
Class Q	—	(646,858)
Class Z	—	(1,444)

	—	(648,892)

Fund share transactions
Net proceeds from shares sold	297,428	25,176,978
Net asset value of shares issued in reinvestment of dividends and distributions	712,884	1,187,135
Cost of shares reacquired	(305)	—

Net increase (decrease) in net assets from Fund share transactions	1,010,007	26,364,113

Total increase (decrease)	1,712,799	26,222,315

Net Assets:
Beginning of period	26,222,315	—

End of period(a)	$27,935,114	$26,222,315

(a) Includes undistributed net investment income of:	$—	$106,057

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	51

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At April 30, 2017, the Trust consisted of six investment portfolios: Prudential Jennison Focused Growth Fund (formerly, Prudential Jennison Select Growth Fund), Prudential QMA Strategic Value Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these financial statements pertains to Prudential Global Absolute Return Bond Fund.

The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

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Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Prudential Global Absolute Return Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that

54

transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government), held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

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Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

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Notes to Financial Statements (unaudited) (continued)

Swap Agreements: The Fund entered into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives from the buyer of protection an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential

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amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

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Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes

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in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date.

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Notes to Financial Statements (unaudited) (continued)

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .85% of the Fund’s average daily net assets up to and including $2.5 billion, .825% of the next $2.5 billion and .80% of average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .85% for the six months ended April 30, 2017. The management fee amount waived exceeded the management fee for the six months ended April 30, 2017.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .95% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution plans, the Fund compensates PIMS for distribution related activities at an annual rate of .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has not received any front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, if any, PIMS pays such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it has not received any contingent deferred sales changes.

PGIM, Inc., PGIM Investments and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $198 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $4,527,433 and $5,628,013, respectively.

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premium Received
Balance at beginning of period	43,050	$499,465
Written options	187,447	1,623,867
Expired options	(22,030)	(70,664)
Closed options	(48,492)	(203,573)

Balance at end of period	159,975	$1,849,095

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$28,976,452

Appreciation	1,130,867
Depreciation	(746,204)

Net Unrealized Appreciation	$384,663

64

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2016 of approximately $47,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2017, Prudential, through its affiliates, owned 1,073 shares of Class A, 1,061 shares of Class C, 2,693,229 shares of Class Q and 1,077 shares of Class Z of the Fund. At reporting period end, one shareholder of record held 98% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential Global Absolute Return Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	2,040	$20,036
Shares issued in reinvestment of dividends and distributions	81	806
Shares reacquired	—	(2)

Net increase (decrease) in shares outstanding	2,121	$20,840

Period ended October 31, 2016*:
Shares sold	1,713	$16,947
Shares issued in reinvestment of dividends and distributions	62	609

Net increase (decrease) in shares outstanding	1,775	$17,556

Class C
Six months ended April 30, 2017:
Shares sold	7,609	$76,464
Shares issued in reinvestment of dividends and distributions	84	846

Net increase (decrease) in shares outstanding	7,693	$77,310

Period ended October 31, 2016*:
Shares sold	2,010	$20,050
Shares issued in reinvestment of dividends and distributions	48	465

Net increase (decrease) in shares outstanding	2,058	$20,515

Class Q
Six months ended April 30, 2017:
Shares issued in reinvestment of dividends and distributions	71,092	$707,302

Net increase (decrease) in shares outstanding	71,092	$707,302

Period ended October 31, 2016*:
Shares sold	2,501,000	$25,009,604
Shares issued in reinvestment of dividends and distributions	121,137	1,183,434

Net increase (decrease) in shares outstanding	2,622,137	$26,193,038

Class Z
Six months ended April 30, 2017:
Shares sold	19,923	$200,928
Shares issued in reinvestment of dividends and distributions	393	3,930
Shares reacquired	(30)	(303)

Net increase (decrease) in shares outstanding	20,286	$204,555

Period ended October 31, 2016*:
Shares sold	13,315	$130,377
Shares issued in reinvestment of dividends and distributions	267	2,627

Net increase (decrease) in shares outstanding	13,582	$133,004

*	Commencement of operations was November 3, 2015.

66

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Global Absolute Return Bond Fund	67

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2017		November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.16		.29
Net realized and unrealized gain (loss) on investments	.35		.08
Total from investment operations	.51		.37
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.19)
Tax return of capital distributions	-		(.25)
Total dividends and distributions	(.25)		(.44)
Net asset value, end of period	$10.19		$9.93
Total Return(a)	5.27%		3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40		$18
Average net assets (000)	$31		$13
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.20%	(d)	1.20%	(d)
Expense before waivers and/or expense reimbursement	2.64%	(d)	3.93%	(d)
Net investment income (loss)	3.19%	(d)	2.99%	(d)
Portfolio turnover rate	22%	(e)	34%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

68

Class C Shares
	Six Months Ended April 30, 2017		November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12		.22
Net realized and unrealized gain (loss) on investments	.35		.08
Total from investment operations	.47		.30
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.17)
Tax return of capital distributions	-		(.20)
Total dividends and distributions	(.22)		(.37)
Net asset value, end of period	$10.18		$9.93
Total Return(a)	4.79%		3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99		$20
Average net assets (000)	$38		$12
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.95%	(d)	1.95%	(d)
Expense before waivers and/or expense reimbursement	3.41%	(d)	4.92%	(d)
Net investment income (loss)	2.42%	(d)	2.22%	(d)
Portfolio turnover rate	22%	(e)	34%	(e)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	69

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30, 2017		November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.17		.31
Net realized and unrealized gain (loss) on investments	.36		.08
Total from investment operations	.53		.39
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.21)
Tax return of capital distributions	-		(.25)
Total dividends and distributions	(.27)		(.46)
Net asset value, end of period	$10.19		$9.93
Total Return(a)	5.40%		4.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,451		$26,049
Average net assets (000)	$26,298		$24,926
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)	.95%	(d)
Expense before waivers and/or expense reimbursement	2.21%	(d)	2.61%	(d)
Net investment income (loss)	3.44%	(d)	3.19%	(d)
Portfolio turnover rate	22%	(e)	34%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

70

Class Z Shares
	Six Months Ended April 30, 2017		November 3, 2015(f) through October 31, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.94		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.17		.33
Net realized and unrealized gain (loss) on investments	.36		.07
Total from investment operations	.53		.40
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.19)
Tax return of capital distributions	-		(.27)
Total dividends and distributions	(.27)		(.46)
Net asset value, end of period	$10.20		$9.94
Total Return(a)	5.40%		4.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$345		$135
Average net assets (000)	$168		$52
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)	.95%	(d)
Expense before waivers and/or expense reimbursement	2.40%	(d)	3.26%	(d)
Net investment income (loss)	3.42%	(d)	3.37%	(d)
Portfolio turnover rate	22%	(e)	34%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Global Absolute Return Bond Fund	71

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PAJAX	PAJCX	PAJQX	PAJZX
CUSIP	74440K645	74440K637	74440K629	74440K611

MF233E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017